                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                                 SMALL CAP FUND
                             CORE FIXED INCOME FUND
                            INTERNATIONAL EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 30, 1996
                      TO THE PROSPECTUS DATED JUNE 14, 1996

This Supplement provides new and additional information beyond that contained in the Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus dated June 14, 1996 is hereby amended by the addition of the following unaudited financial information for the Funds for the period ended November 30, 1996.

FINANCIAL HIGHLIGHTS

The following table provides unaudited financial highlights for the Funds for the period from June 14, 1996 (commencement of operations) through November 30, 1996, for a share outstanding throughout the period. As of the date of this supplement, the High Yield Bond, International Fixed Income and Emerging Markets Equity Funds had not commenced operations.


                  Net Asset       Net           Realized       Distri-     Distri-     Net       Total     Net         Ratio of
                  Value           Investment    and            butions     butions     Asset     Return    Assets      Expenses
                  Beginning of    Income        Unrealized     from Net    from        Value               End of      to Average
                  Period                        Gains or       Invest-     Realized    End of              Period      Net
                                                (Losses) on    ment        Capital     Period              (000)       Assets
                                                Securities     Income      Gain
Large Cap         $10.00          $0.08         $1.38          $(0.05)     -           $11.41    14.67%    $286,018    0.34%
Fund(1)
Class A
1996

Small Cap         $10.00          $0.02         $0.17          $(0.01)     -           $10.18     1.94%    $ 81,201    0.60%
Fund(1)
Class A
1996

Core Fixed        $10.00          $0.31         $0.44          $(0.31)     -           $10.44     7.57%    $183,914    0.21%
Income
Fund(1)
Class A
1996

International     $10.00          $0.04         $0.27           -          -           $10.31     3.10%    $374,675    0.63%
Equity
Fund(1)
Class A
1996




                     Ratio of       Ratio of        Ratio of        Portfolio       Average
                     Net            Expenses        Net             Turnover        Comm-
                     Income         to Average      Investment      Rate            ission
                     to             Net Assets      Income to                       Rate
                     Average        (Excluding      Average
                     Net            Waivers)        Net Assets
                     Assets                         (Excluding
                                                    Waivers)
Large Cap            1.64%          0.51%           1.47%            35%            $0.049
Fund(1)
Class A
1996

Small Cap            0.56%          0.78%           0.38%            81%            $0.055
Fund(1)
Class A
1996

Core Fixed           6.60%          0.41%           6.40%           114%             -
Income
Fund(1)
Class A
1996

International        1.22%          0.83%           1.02%            64%            $0.018
Equity
Fund(1)
Class A
1996

+Average commission rate paid per share for security purchases and sales during the period. (1) The Funds commenced operations on June 14, 1996. All ratios except total return have been annualized.
                                 ---------------

At a meeting held on December 9-10, 1996, the Board of Trustees of SEI Institutional Investments Trust (the "Trust"), including all of the Trustees who are not "interested persons" of the Trust, voted to make certain changes to the sub-adviser (the "Money Managers") for the Small Cap Fund and the International Equity Fund. Effective upon shareholder approval, LSV Asset Management ("LSV") will be added as a new Money Manager to the Small Cap Fund. In addition, effective on January 1, 1997, Lazard London International Investment Management Limited ("Lazard") will serve as a Money Manager to the International Equity Fund, replacing Morgan Grenfell Investment Services Limited ("Morgan Grenfell"). This appointment does not require shareholder approval. This procedure for adding or replacing Money Managers was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996, and approved by the Trust's sole shareholder on June 14, 1996.
                                 ---------------

In evaluating Lazard ("Lazard" or the "Money Manager"), the Trustees received written and oral information from both SEI Financial Management Corporation ("SFM") and Lazard. SFM recommended the selection of the Money Manager and reviewed the considerations and the search process that led to their recommendation. The Trustees also met with representatives of the Money Manager and considered information about portfolio managers, investment philosophy, strategies and process, as well as performance track record, among other factors. In appointing Lazard, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the International Equity Fund (the "Fund") by the Money Manager; (2) the distinct investment objective and policies of the Fund; (3) the history, reputation, qualification and background of the personnel of the Money Manager, and its financial condition;
(4) its performance record; and (5) other factors deemed relevant, including the impact on SFM's profitability. Trustees also reviewed the fees to be paid to the Money Manager, including any benefits to be received by the Money Manager, or its affiliates in connection with soft dollar arrangements.

The Trustees of the Trust voted to replace Morgan Grenfell based on the firm's long-term performance record and an assessment by the Adviser that Morgan Grenfell's investment style was no longer suitable for the Fund.

Under the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement") between SFM (the "Adviser") and Lazard, relating to the International Equity Fund, the Money Manager makes investment decisions for the assets of the Fund allocated to it by SFM, and continuously reviews, supervises and administers the Fund's investment programs with respect to these assets. Lazard discharges its responsibilities subject to the supervision of SFM and the Trustees of the Trust and in a manner consistent with the Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between the Adviser and the Trust's other money managers. Specifically, the duties to be performed under each Agreement are similar, and the standard of care and termination provisions of the Agreement are identical, to the other agreements. The Sub-Advisory Agreement will remain in effect until January 1999 (unless earlier terminated) and will have to be approved annually thereafter by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act of 1940).

In connection with the appointment of Lazard as Money Manager to the International Equity Fund, "The Money Managers" section of the Prospectus is amended and the following disclosure is inserted:

LAZARD LONDON INTERNATIONAL INVESTMENT MANAGEMENT LIMITED

Lazard London International Investment Management Limited ("Lazard") serves as Money Manager to a portion of the assets of the International Equity Fund. Lazard is a registered investment adviser with its principal business address at 21 Moorfields, London, England EC2P 2HT. Lazard was founded in 1980. Lazard is a wholly-owned subsidiary of Lazard Holdings Limited, which is a holding company wholly-owned by Lazard Brothers and Co., Limited, an English merchant bank whose principal business address is 21 Moorfields, London, England EC2P 2HT. Lazard offers international investment services to clients of Lazard Brothers Asset Management Limited ("LBAM"), which is also wholly-owned by Lazard Holdings Limited. Lazard and LBAM manage domestic (UK) portfolios and international portfolios for institutions and private clients, including insurance funds, pension funds, charities and mutual funds. As of September 30, 1996, Lazard and LBAM had approximately $6 billion in assets under management.

Mr. Dino Fuschillo, Director of Lazard, has primary responsibility for the day-to-day management of the portion of the International Equity Fund's assets managed by Lazard. Mr. Fuschillo, the dual employee of Lazard and LBAM, joined LBAM in 1989, and has specialized in European equity management ever since.

The Adviser will pay Lazard a fee based on a percentage of the average monthly market value of the assets of the Fund managed by Lazard.

Listed below are the names and principal occupations of the principal executive officer and each of the directors of Lazard. The principal business address of the principal executive officer and each of the directors, as it relates to their position at Lazard, is 21 Moorfields, London, England EC2P 2HT.

         NAME                         POSITION
         ----                         --------
         Tom Cross Brown              Chairman and Chief Executive Officer
         Andrew Parry                 Chief Investment Officer
         Michael Barnes               Director

              NAME                    POSITION
              ----                    --------
         Victor Cazalet               Director
         Dino Fuschillo               Director
         Hubert Heilbronn             Director
         Keith Jecks                  Director
         Nicholas Parkes              Director
         Patrick Shine                Director
         Francois Voss                Director

Lazard does not serve as an investment adviser or sub-adviser to any other U.S. registered investment company.

                                 ---------------

At the same meeting of the Board, LSV, which already serves as a Money Manager to the Trust's Large Cap Fund, was recommended, subject to approval of the shareholders of the Fund, for appointment as a Money Manager to the Trust's Small Cap Fund (the "Fund"). At a meeting scheduled for February 28, 1997, Shareholders of the Fund will be asked to vote to approve the appointment of LSV as a Money Manager to the Fund. In addition, Shareholders will be asked to approve a new investment sub-advisory agreement between LSV and SEI Financial Management relating to the Fund.
                                ---------------

Also at the December 9-10 Board Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust (the "Board of Trustees"), voted to terminate Apodaca-Johnston Capital Management, Inc. ("Apodaca") as a Money Manager to the Small Cap Fund, effective December 15, 1996. This termination, which came as a result of the departure from Apodaca of the person performing day-to-day portfolio management for the Fund.
                                 ---------------

Effective November 1, 1996, Merus-UCA Capital Management, a Money Manager to the Large Cap Fund, changed its name to Pacific Alliance Capital Management. The prospectus is hereby amended to reflect this name change.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SEI INSTITUTIONAL INVESTMENTS TRUST
                                 LARGE CAP FUND
                                 SMALL CAP FUND
                             CORE FIXED INCOME FUND
                            INTERNATIONAL EQUITY FUND

                       SUPPLEMENT DATED DECEMBER 30, 1996
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 14, 1996

The Statement of Additional Information for the Trust is hereby amended and supplemented by the following unaudited financial statements for the Large Cap, Small Cap, Core Fixed Income and International Equity Funds for the period from June 14, 1996 (commencement of operations) through November 30, 1996, along with the notes to the financial statements for each Fund.











               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


LARGE CAP FUND
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%
AEROSPACE & DEFENSE -- 0.4%
   General Motors, Cl H                9,600       $   523
   Martin Marietta Materials           6,900           162
   Thiokol                             9,000           414
                                                   -------
                                                     1,099
                                                   -------
AIR TRANSPORTATION -- 0.5%
   AMR*                                7,300           666
   Delta Air Lines                     4,700           354
   UAL*                                7,500           431
                                                   -------
                                                     1,451
                                                   -------
AIRCRAFT -- 1.5%
   Allied Signal                      24,100         1,765
   Boeing                              6,200           616
   Lockheed Martin                     5,253           476
   McDonnell Douglas                   7,300           386
   Rockwell International              7,900           508
   United Technologies                 4,100           575
                                                   -------
                                                     4,326
                                                   -------
APPAREL/TEXTILES -- 0.5%
   Springs Industries, Cl A            8,200           381
   Tommy Hilfiger*                     7,500           405
   U.S. Industries*                   14,500           428
   VF                                  3,300           224
                                                   -------
                                                     1,438
                                                   -------
AUTOMOTIVE -- 0.9%
   Chrysler                           59,400         2,109
   Genuine Parts                       9,300           418
   Paccar                              1,700           113
                                                   -------
                                                     2,640
                                                   -------
BANKS -- 9.5%
   Amsouth Bancorp                    25,100         1,252
   Astoria Financial                  10,300           389
   Banc One                           22,000         1,048
   Bank of Boston                     10,400           727
   BankAmerica                        30,900         3,183
   Bankers Trust New York              5,500           478
   Chase Manhattan                    32,500         3,071
   Citicorp                            3,900           426
   Comerica                           10,100           591
   First Chicago                      34,500         2,027
   First Union                        23,500         1,795
   First Virginia                     10,100           491
   Fleet Financial Group              14,300           792
   Golden West Financial               6,200           418
   H.F. Ahmanson                      15,000           495
   JP Morgan                          14,400         1,359
   National City                      10,000           464
   NationsBank                        20,300       $ 2,104
   Norwest                             9,400           439
   Republic New York                  15,500         1,368
   Southtrust                         33,900         1,206
   Star Banc                           5,900           548
   SunTrust                           11,800           599
   Union Planters                     15,100           625
   US Bancorp                         11,500           492
   Wachovia                            8,600           516
   Washington Mutual                   3,800           165
                                                   -------
                                                    27,068
                                                   -------
BEAUTY PRODUCTS -- 1.1%
   Colgate-Palmolive                  19,000         1,760
   International Flavors & Fragrances  6,500           296
   Procter & Gamble                   11,250         1,223
                                                   -------
                                                     3,279
                                                   -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.6%
   British Sky Broadcasting, ADR*     14,500           758
   Cox Communications*                38,000           779
   Tele-Communications, Cl A*         15,000           202
                                                   -------
                                                     1,739
                                                   -------
BUILDING & CONSTRUCTION -- 0.3%
   Centex                             10,900           392
   Fluor                               6,100           415
                                                   -------
                                                       807
                                                   -------
CHEMICALS -- 2.6%
   Betz Laboratories                   6,400           370
   BF Goodrich                        23,700         1,064
   E.I. DuPont de Nemours              4,300           405
   IMC Fertilizer Group                8,650           312
   Monsanto                           57,500         2,286
   Morton International                9,800           396
   PPG Industries                      9,300           570
   Praxair                            12,800           622
   Rhone-Poulenc Rorer                 6,500           483
   Rohm & Haas                         4,600           366
   Union Carbide                       8,100           374
   Witco                              10,100           307
                                                   -------
                                                     7,555
                                                   -------

COMMUNICATIONS EQUIPMENT -- 1.1%
   ADC Telecommunications*             9,800           355
   Andrew*                             8,100           469
   Ascend Communications*              8,000           569
   GTE                                16,600           745
   Nokia                              15,200           853
   Vishay Intertechnology*            10,100           212
                                                   -------
                                                     3,203
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)



LARGE CAP FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
COMPUTERS & SERVICES -- 4.7%
   Ceridian*                          11,300       $   544
   Cisco Systems*                     51,900         3,523
   Compaq Computer*                   69,200         5,484
   Dell Computer*                     15,300         1,555
   Hewlett Packard                     1,800            97
   IBM                                 7,200         1,147
   Minnesota Mining &
     Manufacturing                     9,100           762
   Silicon Graphics*                  12,400           246
                                                   -------
                                                    13,358
                                                   -------
CONTAINERS & PACKAGING -- 0.5%
   Ball                                3,900            96
   Crown Cork & Seal                  18,800           996
   Owens-Illinois*                    13,600           252
                                                   -------
                                                     1,344
                                                   -------
DRUGS -- 7.3%
   Abbott Laboratories                20,100         1,121
   Amgen*                             48,900         2,977
   Bristol-Myers Squibb               24,100         2,741
   Centocor *                         21,000           580
   Elan, ADR*                         13,058           388
   Eli Lilly                          12,100           926
   Merck                              67,300         5,586
   Pfizer                             51,300         4,598
   Pharmacia & Upjohn                  7,100           274
   Schering Plough                    20,100         1,432
   Smithkline Beecham                  5,600           386
                                                   -------
                                                    21,009
                                                   -------
ELECTRICAL SERVICES -- 3.5%
   Baltimore Gas & Electric           33,200           925
   Central & South West               17,800           476
   Consolidated Edison
     of New York                      19,600           568
   DQE                                16,600           490
   DTE Energy                         20,700           662
   Duke Power                          6,100           283
   Edison International               36,900           733
   Entergy                            21,400           580
   Illinova                            9,900           262
   National Service Industries        10,400           364
   Ohio Edison                         5,500           126
   Pinnacle West Capital              41,300         1,285
   Portland General                   10,600           456
   TECO Energy                        14,300           349
   Texas Utilities                    31,600         1,248
   Unicom                             28,200           751
   Wisconsin Energy                   17,800           476
                                                   -------
                                                    10,034
                                                   -------
ENTERTAINMENT -- 1.5%
   Bally Entertainment*               16,400       $   478
   Bally Total Fitness*                2,100            12
   King World Productions*             9,000           343
   Liberty Media Group, Cl A*         39,000           975
   Mirage Resorts*                    27,400           661
   Walt Disney                        26,100         1,925
                                                   -------
                                                     4,394
                                                   -------
ENVIRONMENTAL SERVICES -- 0.5%
   Browning-Ferris Industries          4,400           118
   Republic Industries *              19,600           654
   USA Waste Services*                20,800           671
                                                   -------
                                                     1,443
                                                   -------
FINANCIAL SERVICES -- 4.4%
   Alex Brown                          4,700           283
   American Express                   21,800         1,140
   Bear Stearns                       25,600           704
   Beneficial                          4,100           255
   Dean Witter Discover               14,500           991
   FHLMC                               6,100           697
   First USA                          16,510           543
   FNMA                               68,600         2,830
   Green Tree Financial               18,200           762
   Lehman Brothers Holding            14,000           408
   MBNA                               44,900         1,813
   Merrill Lynch                      19,700         1,581
   Salomon                             4,700           214
   Textron                             5,000           477
                                                   -------
                                                    12,698
                                                   -------
FOOD, BEVERAGE & TOBACCO -- 2.0%
   American Brands                     9,300           444
   Anheuser Busch                     15,700           665
   Campbell Soup                      23,200         1,917
   Coca-Cola                           9,200           415
   General Mills                      10,800           686
   HJ Heinz                            7,300           276
   IBP                                12,400           307
   Nabisco Holdings, Cl A             19,500           756
   Sara Lee                            8,500           334
                                                   -------
                                                     5,800
                                                   -------
GAS/NATURAL GAS -- 1.4%
   Consolidated Natural Gas           14,900           851
   Enron                               7,600           348
   National Fuel & Gas                10,900           465
   Nicor                               5,300           195
   Noram Energy                       44,300           687
   Oneok                              12,300           338
   Panenergy                          11,100           488
   Williams                           10,400           584
                                                   -------
                                                     3,956
                                                   -------
2

================================================================================


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
HOTELS & LODGING -- 0.9%
   Circus Circus Enterprises*          8,600       $   314
   HFS*                               21,000         1,360
   La Quinta Inns                     43,000           828
                                                   -------
                                                     2,502
                                                   -------
HOUSEHOLD FURNITURE & FIXTURES -- 0.1%
   Leggett & Platt                     6,300           193
                                                   -------
HOUSEHOLD PRODUCTS -- 2.4%
   Clorox                              3,100           323
   General Electric                   34,800         3,619
   Illinois Tool Works                13,750         1,179
   Maytag                             19,500           373
   Sherwin-Williams                    5,400           306
   Solectron*                         15,175           888
   Sunbeam                            10,000           276
                                                   -------
                                                     6,964
                                                   -------
INSURANCE -- 7.5%
   Allstate                           22,600         1,362
   American General                   20,000           822
   American International Group       17,100         1,966
   Cigna                               6,800           961
   Everest Reinsurance Holdings       11,100           312
   Exel                               20,100           761
   Jefferson-Pilot                     5,400           314
   Lincoln National                    4,900           264
   Loew's                              5,200           482
   Marsh & McLennan                    7,100           805
   MGIC Investment                     6,300           472
   NAC Re                              8,000           292
   Old Republic International         31,600           857
   Oxford Health Plans*               35,200         2,042
   Pacificare Health Systems,  Cl B*   3,400           282
   PMI Group                          15,000           870
   Progressive of Ohio                 4,300           300
   Providian                          13,600           728
   Safeco                             18,800           783
   St. Paul                           11,400           671
   TIG Holdings                       19,750           602
   Transamerica                        5,400           429
   Travelers                          62,966         2,833
   Travelers/Aetna Property Casualty   8,600           297
   United Healthcare                   8,400           362
   UNUM                               15,700         1,117
   US Life                            12,100           374
                                                   -------
                                                    21,360
                                                   -------
LEASING & RENTING -- 0.2%
   Comdisco                           16,800           546
                                                   -------
LUMBER & WOOD PRODUCTS -- 0.9%
   Clayton Homes                      13,200       $   214
   Georgia-Pacific                    11,800           858
   Louisiana-Pacific                  16,000           362
   Weyerhaeuser                       22,700         1,044
                                                   -------
                                                     2,478
                                                   -------
MACHINERY -- 2.6%
   Baker Hughes                       11,000           403
   Black & Decker                     15,200           576
   Caterpillar                        21,700         1,717
   Cincinnati Milacron                 2,300            48
   Cummins Engine                      7,900           357
   Deere                              15,350           685
   Dresser Industries                 10,100           331
   Emerson Electric                    6,200           608
   Global Industries Technologies*    15,700           322
   Harnischfeger Industries           19,100           848
   NACCO Industries, Cl A              2,100           100
   Tenneco                             5,900           301
   Timken                              2,900           132
   Tyco Labs                          17,400           953
                                                   -------
                                                     7,381
                                                   -------
MARINE TRANSPORTATION -- 0.2%
   Carnival                           15,000           474
                                                   -------
MEASURING DEVICES -- 0.6%
   Perkin Elmer                       10,000           616
   Thermo Electron*                   11,300           410
   Wheelabrator Technologies          36,500           598
                                                   -------
                                                     1,624
                                                   -------
MEDICAL PRODUCTS & SERVICES -- 2.7%
   Baxter International                4,700           200
   Becton, Dickinson                  19,700           827
   Boston Scientific*                 22,000         1,284
   Columbia/HCA Healthcare            40,700         1,628
   Healthsouth Rehabilitation*        23,700           892
   Medtronic                          35,300         2,334
   Universal Health Services, Cl B*   15,200           429
                                                   -------
                                                     7,594
                                                   -------
METALS & MINING -- 0.2%
   Phelps Dodge                        3,000           218
   Vulcan Materials                    6,000           373
                                                   -------
                                                       591
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


LARGE CAP FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 7.4%
   3Com*                              23,600       $ 1,773
   Altera*                            16,500         1,246
   Automatic Data Processing           9,100           390
   Cabletron Systems*                  7,400           299
   Computer Associates International  26,367         1,734
   Computer Sciences*                  8,300           653
   CUC International*                 22,650           597
   Electronic Data Systems            29,900         1,446
   First Data                         66,900         2,668
   Harris                              7,300           500
   HBO                                 8,900           506
   Informix*                          22,000           522
   Microsoft*                         22,800         3,577
   Pitney Bowes                       14,500           855
   Netscape Communications*            6,300           352
   Oracle Systems*                    83,100         4,072
                                                   -------
                                                    21,190
                                                   -------
MISCELLANEOUS CONSUMER SERVICES -- 0.2%
   Accustaff*                          6,800           138
   Service International              14,000           422
                                                   -------
                                                       560
                                                   -------
OFFICE FURNITURE & FIXTURES -- 0.1%
   Lear*                               4,400           158
                                                   -------
PAPER & PAPER PRODUCTS -- 1.2%
   Adolph Coors, Cl B                 12,200           242
   Champion International              6,300           271
   International Paper                32,100         1,364
   Kimberly-Clark                     11,150         1,090
   Mead                                4,300           255
   Union Camp                          4,800           236
                                                   -------
                                                     3,458
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 1.9%
   Apache                             16,000           582
   Atlantic Richfield                 16,000         2,226
   BJ Services*                        6,900           329
   Kerr-McGee                          6,900           483
   Phillips Petroleum                 21,500           970
   Schlumberger                        4,600           478
   Transocean Offshore                 3,300           199
   Union Pacific Resources Group       8,892           266
                                                   -------
                                                     5,533
                                                   -------
PETROLEUM REFINING -- 4.4%
   Amoco                              20,300         1,576
   British Petroleum, PLC, ADR         2,500           347
   Chevron                            14,400           965
   Exxon                              35,900         3,397
   Mobil                               8,550         1,034
   Texaco                             22,200       $ 2,201
   Tosco                               8,100           617
   Unocal                             18,500           754
   USX-Marathon Group                 60,500         1,384
   Valero Energy                       9,700           291
                                                   -------
                                                    12,566
                                                   -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Eastman Kodak                       5,000           405
                                                   -------
PRINTING & PUBLISHING -- 0.7%
   American Greetings, Cl A            8,100           229
   McGraw-Hill                        16,700           760
   New York Times, Cl A               23,700           886
   Washington Post, Cl B                 700           244
                                                   -------
                                                     2,119
                                                   -------
PROFESSIONAL SERVICES -- 0.1%
   Paychex                             7,900           423
                                                   -------
RAILROADS -- 0.3%
   Norfolk Southern                    3,700           333
   Union Pacific                      10,500           612
                                                   -------
                                                       945
                                                   -------
REPAIR SERVICES -- 0.3%
   PHH                                16,000           718
                                                   -------
RETAIL -- 4.9%
   Autozone*                          10,000           246
   Federated Department Stores*       27,400           935
   Gap                                15,600           501
   Great Atlantic & Pacific Tea        9,800           321
   Home Depot                         39,600         2,064
   JC Penney                          20,900         1,123
   Kohls*                             10,700           427
   Kroger*                            12,900           595
   May Department Stores               7,100           346
   McDonald's                          8,400           393
   Mercantile Stores                   4,600           231
   PepsiCo                            50,500         1,509
   Price/Costco*                      17,900           416
   Revco Drug Stores *                16,200           559
   Rite Aid                           15,400           610
   Ruddick                            11,200           148
   Sears Roebuck                      10,700           532
   Smith's Food & Drug Center, Cl B    7,900           239
   Staples*                           23,200           458
   TJX                                25,600         1,155
   Waban*                             16,400           433
   Walgreen                           15,200           635
                                                   -------
                                                    13,876
                                                   -------
4

================================================================================


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
RUBBER & PLASTIC -- 1.1%
   Dow Chemical                       25,965       $ 2,175
   Goodyear Tire & Rubber              3,400           165
   Nike, Cl B                          7,200           409
   Premark International              13,800           335
                                                   -------
                                                     3,084
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 2.3%
   AMP                                 8,700           333
   Analog Devices*                     7,400           238
   Atmel*                             21,000           690
   Intel                              34,700         4,403
   SGS-Thomson
     Microelectronics N.V.*            7,150           476
   Thomas & Betts                      8,600           389
                                                   -------
                                                     6,529
                                                   -------
SPECIALTY CONSTRUCTION -- 0.5%
   L.M. Ericsson Telephone, ADR*      47,300         1,460
                                                   -------
SPECIALTY MACHINERY -- 0.4%
   Cooper Industries                  16,700           693
   Tecumseh Products, Cl A             5,900           345
                                                   -------
                                                     1,038
                                                   -------
STEEL & STEEL WORKS -- 0.6%
   Aluminum Company of America         9,600           611
   Asarco                              8,700           237
   Nucor                               4,000           218
   Texas Industries                    6,800           387
   USX-U.S. Steel Group                9,000           271
                                                   -------
                                                     1,724
                                                   -------
TELEPHONES & TELECOMMUNICATION -- 5.0%
   360 Communications*                 2,200            52
   Airtouch Communications*           50,600         1,297
   Ameritech                          24,500         1,442
   AT&T                               18,400           722
   Bell Atlantic                      16,000         1,006
   BellSouth                          44,000         1,776
   Cincinnati Bell                     8,800           525
   Frontier                            9,800           257
   Lucent Technologies                37,314         1,912
   MCI Communications                 21,900           668
   NYNEX                              24,600         1,141
   SBC Telecommunications             24,500         1,289
   Sprint                             10,700           448
   US West                            19,800           619
   WorldCom*                          49,200         1,138
                                                   -------
                                                    14,292
                                                   -------
TRANSPORTATION SERVICES -- 0.3%
   CSX                                20,000           935
                                                   -------
WHOLESALE -- 4.4%
   Alco Standard                      12,750       $   660
   Cardinal Health                    12,600         1,054
   Danka Business Systems ADR          9,600           403
   First Brands                        6,500           186
   General Motors                     32,300         1,861
   Gillette                           52,700         3,887
   Johnson & Johnson                  16,500           877
   Philip Morris                      25,900         2,671
   Safeway*                           24,800         1,007
                                                   -------
                                                    12,606
                                                   -------
Total Common Stocks
   (Cost $246,527)                                 283,967
                                                   -------

U.S. TREASURY OBLIGATIONS -- 0.2%
   U.S. Treasury Bill
     0.000%,  01/09/97 (A)           $   600           597
                                                   -------
Total U.S. Treasury Obligations
   (Cost $597)                                         597
                                                   -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.1%
   FHLMC
     0.000%,  12/02/96                   280           280
     0.000%,  12/05/96                   100           100
     5.200%,  12/20/96                    65            65
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $445)                                         445
                                                   -------

REPURCHASE AGREEMENT -- 0.7%
   Merrill Lynch
     5.570%, dated 11/29/96, matures
     12/02/96, repurchase price
     $1,912,710 (collateralized by
     Tennessee Valley Authority bond
     par value $1,910,000, 5.98%,
     04/01/96; total market value
     $1,964,887)                       1,912         1,912
                                                   -------
Total Repurchase Agreement
   (Cost $1,912)                                     1,912
                                                   -------
Total Investments -- 100.3%
   (Cost $249,481)                                 286,921
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)           (903)
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


LARGE CAP FUND -- CONCLUDED
--------------------------------------------------------------------------------
Description
--------------------------------------------------------------------------------
NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 25,076,721
   outstanding shares of
   beneficial interest                            $248,475
Accumulated net realized
   loss on investments                                (620)
Net unrealized appreciation
   on investments                                   37,440
Net unrealized appreciation
   on futures contracts                                 41
Undistributed net investment income                    682
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $286,018
                                                  ========

NET ASSET VALUE, OFFERING PRICE, AND
   REDEMPTION PRICE PER SHARE                     $  11.41
                                                  ========

* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts. ADR -- American Depository Receipt
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation


SMALL CAP FUND
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 88.4%
AEROSPACE & DEFENSE -- 0.9%
   Life Technologies                   3,600       $    79
   Orbital Sciences*                   4,100            79
   Thiokol                            10,400           478
   Tracor*                             5,800           128
                                                   -------
                                                       764
                                                   -------
AEROSPACE DEFENSE -- 0.3%
   Cole National*                      6,800           178
   Neoprobe*                           4,000            57
   Tredegar Industries                   100             4
                                                   -------
                                                       239
                                                   -------
AGRICULTURE -- 0.4%
   Springs Industries, Cl A            3,100           144
   Sylvan*                            17,300           216
                                                   -------
                                                       360
                                                   -------
AIR TRANSPORTATION -- 0.6%
   Airnet Systems*                    15,400           192
   Atlantic Coast Air*                 3,300            42
   Greenwich Air Services*             1,900            44
   Mesaba Holdings*                      400             5
   Midwest Express Holdings*           5,800           191
                                                   -------
                                                       474
                                                   -------
AIRCRAFT -- 0.4%
   BE Aerospace*                         300             7
   Coltec Industries*                 15,200           281
   Rohr*                               3,000            53
                                                   -------
                                                       341
                                                  --------
APPAREL/TEXTILES -- 1.2%
   Burlington Industries*             28,600           311
   First Years                         8,300           133
   Interface                           3,500            69
   Kenneth Cole Production*            2,800            44
   Nautica Enterprises*                3,400           109
   Quiksilver*                         3,600            72
   Tommy Hilfiger*                     1,400            76
   Worldtex*                          19,700           163
                                                   -------
                                                       977
                                                   -------
AUTOMOTIVE -- 1.1%
   Coachmen Industries                 4,200           107
   Dial                               14,800           209
   Federal Mogul                       8,900           198
   Gentex*                             4,500            88
   JLG Industries                      5,700           103
   Stant                               7,100            89
   Winnebago Industries               11,300            85
                                                   -------
                                                       879
                                                   -------

================================================================================


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
BANKS -- 6.3%
   Affiliated Community Bancorp        5,400        $  121
   Astoria Financial*                  9,700           366
   Bank Plus*                         12,200           139
   Bank United, Cl A*                  8,100           217
   BankAtlantic Bancorp Cl B           3,400            44
   BankAtlantic Bancorp Cl A           1,875            24
   Bay View Capital                    1,200            49
   Cenfed Financial                    8,100           246
   Cenrury Bancorp                       400             5
   Coast Savings Financial*            7,200           256
   Commercial Federal                  1,500            73
   Commonwealth Bancorp               19,900           289
   Cullen/Frost Bankers                1,500            53
   Dime Community Bancorp *           12,000           169
   Downey Financial                   16,000           460
   DS Bancor*                          5,900           250
   First Savings Bank of Washington    1,700            32
   Firstfed Financial*                 4,000            95
   Imperial Bancorp*                   5,300           119
   Itla Capital*                       6,400            94
   Long Island Bancorp                21,900           699
   Ml Bancorp                          1,400            21
   New York Bancorp                    1,500            51
   North Fork Bancorporation           2,000            68
   Peoples Heritage Financial Group    2,400            67
   Queens County Bancorp              12,266           577
   Riggs National                     14,500           251
   Sovereign Bancorp                  19,400           255
   Westamerica Bancorporation            500            29
                                                   -------
                                                     5,119
                                                   -------
BEAUTY PRODUCTS -- 0.1%
   USA Detergents*                     2,400            91
                                                   -------
BICYCLES -- 0.1%
   Cannondale*                         3,600            69
   Rockshox*                           1,000            13
                                                   -------
                                                        82
                                                   -------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.4%
   Cox Radio Class A*                  1,300            23
   Emmis Broadcasting*                 3,000           103
   McClatchy Newspapers, Cl A          5,000           154
   Pegasus Communications*             1,200            15
   Universal Outdoor Holdings*         1,300            35
                                                   -------
                                                       330
                                                   -------
BUILDING & CONSTRUCTION -- 0.1%
   Southern Energy Homes*              1,750            21
   Willbros Group*                     7,500            80
                                                   -------
                                                       101
                                                   -------
BUILDING & CONSTRUCTION SUPPLIES -- 1.0%
   Granite Construction               19,300       $   386
   Griffon*                           18,500           199
   Miller Industries*                  7,800           216
                                                   -------
                                                       801
                                                   -------
CHEMICALS -- 0.5%
   General Chemical Group             12,600           247
   Mississippi Chemical                5,800           147
                                                   -------
                                                       394
                                                   -------
COAL MINING -- 0.3%
   Zeigler Coal Holding               12,700           233
                                                   -------
COMMUNICATIONS EQUIPMENT -- 2.3%
   Act Manufacturing*                  1,300            32
   C-Cube Microsystems*                  600            26
   Checkpoint Systems*                 7,950           179
   Digital Microwave *                 4,300           103
   Digital Systems*                    7,600           117
   Dionex*                               200             7
   DSP Communications*                 6,200           241
   Harman International                2,900           148
   Inter-Tel*                          1,300            23
   National Wireless Holdings*         3,400            46
   P-Com*                              3,500           111
   Pairgain Technologies*              3,100           198
   Sawtek*                             3,400           125
   Telco Systems *                     5,400            97
   Ultrak*                            10,200           312
   Videoserver*                        1,200            59
                                                   -------
                                                     1,824
                                                   -------
COMPUTERS & SERVICES -- 2.7%
   Casino Data Systems*                2,000            26
   Channell Commercial*                7,500            84
   Ciprico*                            1,700            23
   Comverse Technology*                3,000           102
   Control Data Systems*               4,500            89
   Dynatech*                           1,400            65
   Encad*                              4,300           161
   HMT Technology*                     3,600            63
   Komag*                              2,400            77
   Lecroy*                               900            32
   Lexmark International Group*       10,500           272
   Microtouch Systems*                 5,200           130
   Natural Microsystems*               3,600            93
   Network Appliance*                  4,500           162
   Proxima*                            2,900            40
   Trident Microsystems*               5,000           106
   Unisys*                            22,800           174
   Verifone*                           1,500            51
   Verilink                            2,250            68
   Wang Laboratories*                 19,500           412
                                                   -------
                                                     2,230
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


SMALL CAP FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
CONCRETE & MINERAL PRODUCTS -- 0.4%
   Dal-Tile International*            13,500        $   287
                                                    -------
CONSUMER PRODUCTS -- 1.5%
   Public Service of New Mexico       22,500            430
   Stride Rite                        21,000            210
   Timberland  Cl A*                   3,200            124
   US Can*                            18,800            313
   Vans*                               5,800             89
   Wolverine World Wide                2,500             67
                                                    -------
                                                      1,233
                                                    -------
CONTAINERS & PACKAGING -- 0.1%
   Greif Brothers                      2,100             61
                                                    -------
DRUGS -- 2.3%
   Alkermes*                           1,400             20
   Anesta*                             3,700             52
   ChiRex*                             3,700             40
   Dura Pharmaceuticals*               7,800            289
   Fuisz Technologies*                 4,300             35
   Guilford Pharmaceuticals*           6,850            121
   Interneuron Pharmeceutical*         2,000             39
   Jones Medical Industries            5,900            236
   Liposome*                           2,700             49
   Medicis Pharmaceutical, Cl A*       4,650            204
   NBTY*                               5,800             94
   Neurocrine Biosciences*             2,900             29
   Onyx Pharmaceuticals *              2,800             28
   Parexel International*              1,600             83
   Pathogenesis*                       3,800             96
   Rexall Sundown*                    17,100            434
                                                    -------
                                                      1,849
                                                    -------
ELECTRICAL TECHNOLOGY -- 0.4%
   Belden                              8,200            280
   Chicago Miniature Lamp*             1,950             65
                                                    -------
                                                        345
                                                    -------
ENTERTAINMENT -- 1.3%
   Anchor Gaming*                      2,700            113
   Casino America*                    12,700             43
   Gc*                                 6,100            214
   Harveys Casinos Resorts            12,200            203
   MGM Grand*                            800             31
   Regal Cinemas*                      8,175            267
   Station Casinos *                  17,200            183
                                                    -------
                                                      1,054
                                                    -------
ENVIRONMENTAL SERVICES -- 0.1%
   United Waste Systems*               2,400             80
                                                    -------
FINANCIAL SERVICES -- 3.0%
   Aames Financial                     4,200         $  180
   Arden Reality Group*                9,300            224
   Beacon Properties                   5,700            180
   Central Financial Acceptance*       2,200             42
   Consumer Portfolio Services*        7,800            100
   Credit Acceptance*                  8,400            217
   DVI*                                2,500             32
   Equity Inns, REIT                  11,300            134
   First Alliance*                     1,450             41
   Greater NY Savings Bank*            1,600             21
   Imperial Credit Industries*        12,200            259
   Inacom*                             3,300            102
   Jayhawk Acceptance*                 5,100             62
   Mail Boxes Etc.*                    1,100             24
   Metris*                             2,200             52
   Morningstar Group*                 37,800            652
   National Surgery Centers*           1,000             32
   The Money Store                     2,500             76
                                                    -------
                                                      2,430
                                                    -------
FOOD, BEVERAGE & TOBACCO -- 1.6%
   Dimon                               6,100           127
   John B. Sanfilippo & Son*          13,900            76
   Ralcorp Holdings*                   9,700           190
   Redhook Ale Brewery*                3,100            43
   Riser Foods, Cl A*                  7,900           241
   Schweitzer-Manduit International*   6,300           208
   Smithfield Foods*                   9,000           293
   Worthington Foods                   4,600           117
                                                   -------
                                                     1,295
                                                   -------
GAS/NATURAL GAS -- 0.3%
   NUI                                 8,000           160
   Unit*                              10,300            86
                                                   -------
                                                       246
                                                   -------
GLASS PRODUCTS -- 0.8%
   Bush Industries                     3,000            54
   Cort Business Service*              6,800           152
   Hirsch International*               9,250           176
   Libbey                              8,400           226
   Spectran*                           3,200            56
                                                   -------
                                                       664
                                                   -------
HOTELS & LODGING -- 0.3%
   Candlewood Hotels*                  3,800            38
   Doubletree*                         4,100           172
   Suburban Lodges of America*         1,100            19
                                                   -------
                                                       229
                                                   -------
8

================================================================================


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
HOUSEHOLD FURNITURE & FIXTURES -- 0.6%
   Chromcraft Revington*                 100       $     3
   Ethan Allen Interiors               4,400           146
   Furniture Brands International*     9,900           123
   O'Sullivan Industries Holdings*    17,400           194
                                                   -------
                                                       466
                                                   -------
HOUSEHOLD PRODUCTS -- 0.8%
   Advanced Lighting Technologies*     5,950           131
   American Safety Razor*             17,600           213
   Helen of Troy Limited*              5,600           120
   Holophane*                          8,500           162
                                                   -------
                                                       626
                                                   -------
INSURANCE -- 8.1%
   Delphi Financial Group, Cl A*       3,540           100
   Allmerica Financial*                7,200           238
   American Travelers*                 3,100           109
   Amerin*                             6,100           139
   Capital Re                         11,600           445
   Capmac Holdings                     3,900           130
   Compdent*                           1,300            36
   E.W. Blanch Holdings               11,900           234
   Enhance Financial Services Group    5,700           195
   Everest Reinsurance Holdings        4,600           129
   Executive Risk                      6,300           252
   FPIC Insurance Group*              13,200           177
   Gryphon Holdings*                  13,100           185
   Highlands Insurance Group*          8,400           165
   Home State Holdings*                7,600            58
   Horace Mann Educators              12,200           461
   IPC Holdings                        9,600           218
   MMI                                 7,200           222
   NAC Re                              2,300            84
   Partnerre Holdings                  4,200           137
   Penncorp Financial Group            5,100           175
   PMI Group                           5,300           307
   Presidential Life                  12,200           145
   Reinsurance Group of America        4,800           226
   Security-Connecticut               17,500           604
   State Auto Financial               14,100           224
   Terra Nova (Bermuda)
     Holdings-A*                       8,000           186
   Total Renal Care Holdings*          3,300           113
   Travelers/Aetna Property
     Casualty                          6,700           231
   United Dental Care*                 1,900            53
   Western National                   33,400           622
                                                   --------
                                                     6,600
                                                   -------
LEASING & RENTING -- 0.3%
   Leasing Solutions *                 4,800        $  139
   Prime Service*                        900            25
   Rental Service*                     1,700            44
   Renters' Choice*                    3,150            57
                                                   -------
                                                       265
                                                   -------
LEISURE PRODUCTS -- 0.5%
   Equity Marketing*                   4,900           113
   Galoob Lewis Toys*                  3,800           111
   Velcro Industries                   2,600           143
                                                   -------
                                                       367
                                                   -------
LUMBER & WOOD PRODUCTS -- 1.0%
   Cavalier Homes                      3,750            42
   Champion Enterprises*              13,628           284
   Fibreboard*                        10,600           367
   T J International                   5,400           117
                                                   -------
                                                       810
                                                   -------
MACHINERY -- 2.4%
   Camco International                 1,500            63
   Chase Brass Industries*             6,200           112
   Duriron                             2,500            67
   Edelbrock*                          4,900            77
   Fisher Scientific International     8,200           375
   Gardner Denver Machinery*           2,500            91
   Giddings & Lewis                    9,900           116
   Graco                               7,900           203
   Manitowoc                           2,600           114
   Moog*                               4,100            98
   Thermatrix *                        3,900            36
   Trico Marine Services *             2,200            94
   UCAR International*                 7,400           280
   UNR Industries                      7,500            52
   Varco International*                2,900            66
   Zoltek*                             3,600           129
                                                   -------
                                                     1,973
                                                   -------
MANUFACTURING -- 0.3%
   West Marine*                        6,600           221
                                                   -------
MARINE TRANSPORTATION -- 0.5%
   Oak Industries*                    10,900           253
   Royal Caribbean Cruises             6,000           155
                                                   -------
                                                       408
                                                   -------
MEASURING DEVICES -- 0.2%
   Fluke                               3,500           151
   Thermedics*                         1,400            29
                                                   -------
                                                       180
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


SMALL CAP FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SERVICES -- 4.2%
   Techne*                             1,800        $   43
   Algos Pharmaceuticals*              5,300            60
   American Homepatient*               2,500            58
   CNS*                                1,300            18
   Digene*                             3,700            37
   Emcare Holdings*                    1,000            20
   ESC Medical Systems*                2,600            69
   HemaSure*                           4,200            36
   Hologic*                            2,100            53
   Horizon Mental Health
     Management*                       2,200            54
   II-VI*                              3,200            84
   Interim Services*                   3,000           118
   Invacare                            2,000            54
   Lunar*                                800            25
   Maxicare Health Plans*              8,500           175
   Medquist*                          12,300           237
   Mentor Corporation/Minn             4,000           110
   Multicare*                          5,000            99
   NCS Healthcare*                     1,100            30
   Novoste*                            4,300            61
   Occusystems*                        3,100            90
   Oec Medical Systems*               10,100           141
   Orthodontic Centers of America*     9,400           119
   PHP Healthcare*                     3,800            87
   Pediatrix Medical Group*            5,400           209
   Perceptron*                         3,000           104
   Phycor*                             4,000           129
   Physio-Control International*       1,100            20
   Prime Medical Services*             9,000           105
   Quorum Health Group*                8,100           228
   Renal Treatment Centers*            3,500            91
   Safeskin*                           2,900           150
   Summit Care*                        6,400            96
   Sun Healthcare Group*              14,700           184
   Universal Health Services, Cl B*    1,400            40
   Urocor *                            1,900            18
   Urohealth Systems  Class A*         4,000            35
   Urologix*                           3,200            48
   Visix Space*                        3,900            92
                                                   -------
                                                     3,427
                                                   -------
MINING -- 0.3%
   Wolverine Tube*                     7,100           264
                                                   -------
MISCELLANEOUS BUSINESS SERVICES -- 7.3%
   Abacus Direct*                        800            19
   Access Health Marketing*            1,500            59
   Advanced Technologies
     Laboratories*                     5,200           148
   Allin Communications*               2,000            35
   Aspen Technology*                   6,600           550
   Avant*                              1,800        $   53
   BDM International*                  2,000            94
   Black Box*                          5,900           242
   Brooktrout Tech*                    2,500            80
   Caci International*                 9,700           183
   Cambridge Technology Partners*      4,900           149
   Clarify*                            3,600           162
   Concord EFS*                        7,700           224
   Dataworks*                         11,500           250
   Dendrite International*             2,900            70
   Diamond Multimedia Systems*           500             6
   Employee Solutions*                 4,200            78
   Envoy*                              3,600           134
   Fair, Isaac                         2,400            84
   Gensym*                               450             5
   Health Management Systems*          3,000            45
   HNC Software*                       2,700            80
   Hyperion Software*                  5,000           108
   Infinity Financial*                 3,000            51
   Inso*                               2,200            94
   JDA Software Group*                 4,900           131
   Learning Tree International*        2,800           127
   Macromedia*                         1,800            33
   Manugistics*                        2,400            89
   McAfee Associates*                  3,000           143
   Medic Computer Systems*             4,700           159
   Meta Group*                         2,700            75
   National Instruments*               2,400            77
   National Techteam*                  6,900           151
   Orcad*                              5,900            59
   Peerless Systems*                   6,100            79
   Pegasystems*                          700            21
   Physician Support Systems*          7,200           124
   Planning Sciences
     International, ADR*               4,800            66
   PMT Services*                       3,900            83
   Premisys Communications*              500            26
   Project Software & Development*     1,400            58
   Pure Atria*                         2,700            75
   Registry *                          1,400            68
   S3*                                 4,300            73
   SPSS*                               1,200            35
   Summit Design*                      1,500            15
   Sunquest*                           4,400            65
   Synopsys*                           2,100            93
   Systemsoft Corp*                    5,500           101
   Unison Software*                    1,600            39
   Vanstar*                            8,200           223
   Veritas Software*                   3,200           148
   Viasoft*                            2,000            91
   Visio*                              2,750           136
   Wackenhut Corrections*              3,800            66
   Wall Data*                          2,900            43

================================================================================


--------------------------------------------------------------------------------
                                                 Market
Description                          Shares    Value (000)
--------------------------------------------------------------------------------
   Wind River Systems*                 1,400        $   69
   Xircom*                             5,600           112
                                                   -------
                                                     5,956
                                                   -------
MISCELLANEOUS CONSUMER SERVICES -- 0.6%
   Accustaff*                          2,142            43
   Corestaff*                          1,900            49
   G&K Services                        2,500            91
   Regis                               2,300            58
   Robert Half International*            400            15
   Romac International*                  900            22
   Steiner Leisure*                   10,000           136
   Western Staff Services *            6,400            89
                                                   -------
                                                       503
                                                   -------
MISCELLANEOUS MANUFACTURING -- 1.3%
   ACX Technologies *                 12,700           232
   Cable Design Technologies*          1,200            35
   Coastcast*                          7,700           120
   Encore Wire*                        6,500           103
   Paragon Trade Brands*              14,200           394
   Superior Telecom *                 10,000           188
                                                   -------
                                                     1,072
                                                   -------
OFFICE FURNITURE & FIXTURES -- 1.2%
   Caraustar Industries               11,000           373
   Kimball International, Cl B        14,600           610
                                                   -------
                                                       983
                                                   -------
PAPER & PAPER PRODUCTS -- 0.9%
   American Pad & Paper *              8,600           170
   Buckeye Cellulose*                  9,900           266
   NUCO2*                                400             5
   Pope and Talbot                    12,600           200
   Republic Group                      3,000            55
                                                   -------
                                                       696
                                                   -------
PETROLEUM & FUEL PRODUCTS -- 3.1%
   Belden & Blake*                    16,800           424
   Cabot Oil & Gas Cl A                2,700            48
   Cliffs Drilling *                   6,500           338
   Comstock Resources *                4,000            50
   Cross Timbers Oil                   3,600            86
   Energy Ventures*                    1,300            64
   Ensco International*                1,000            44
   Forest Oil*                         2,400            37
   Marine Drilling  *                  3,000            48
   Montery Resources *                 1,800            30
   Noble Drilling*                     2,000            39
   Nuevo Energy*                       1,900            95
   Oceaneering International*          3,500            58
   Petroleum Geo Services, ADR*        1,600            60
   Plains Resources*                   7,400           120
   Pool Energy Services *             12,600        $  186
   Pride Petroleum Service*            1,900            34
   Seacor Holdings*                    1,000            63
   Seitel *                            5,100           207
   Shaw Group*                         2,600            67
   Stone Energy*                       4,000            93
   Swift Energy *                      2,600            82
   Tuboscope Vecto International*      6,100            94
   Veritas Dgc*                        5,600           120
                                                   -------
                                                     2,487
                                                   -------
PETROLEUM REFINING -- 0.4%
   Forasol-Foramer NV*                11,900           214
   Tesoro Petroleum*                   7,000           102
                                                   -------
                                                       316
                                                   -------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.1%
   Seattle Filmworks *                 4,100            80
                                                   -------
PRINTING & PUBLISHING -- 1.8%
   Bowne                               6,500           159
   Central Newspapers, Cl A            9,900           431
   Desktop Data*                       1,950            44
   Electronics for Imaging*            1,300           110
   Lone Star Industries                2,800           104
   Medusa                              7,300           253
   New England Business Service       11,300           219
   Southdown                           3,800           124
   Standard Register                   1,100            31
                                                   -------
                                                     1,475
                                                   -------
PROFESSIONAL SERVICES -- 4.3%
   Carson Pirie*                      17,700           458
   Childrens Comprhensive *            2,200            35
   Cornell Corrections*                1,700            17
   Devry*                              1,000            45
   Educational Management*             1,800            33
   Equity International*               5,700           123
   Intelliquest Information Group *    2,000            48
   Little Switzerland*                25,000           114
   Longs Drug Stores                   7,700           386
   Mueller Industries*                 3,200           125
   Nichols Research*                   2,250            55
   Proffitts*                          1,000            41
   Ross Stores*                        3,300           168
   Shopko Stores                      31,400           487
   Stein Mart*                         5,900           113
   Sylvan Learning Systems*            7,200           188
   Tetra Tech*                         2,000            37
   Waban*                             26,000           686
   Zale*                              17,200           342
                                                   -------
                                                     3,501
                                                   -------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


SMALL CAP FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
RAILROADS -- 0.8%
   American Medical Response*          2,500       $    75
   Canadian National Railway           7,700           317
   Genessee and Wyoming*               2,800            97
   Railtex*                            3,400            85
   Rural/Metro*                        2,000            70
                                                   -------
                                                       644
                                                   -------
REPAIR SERVICES -- 0.1%
   Oxford Resources, Cl A*             2,900            74
                                                   -------
RETAIL -- 5.6%
   Alberto Culver, Cl A                9,900           400
   American Medserve*                  2,200            36
   BMC West*                          19,200           228
   Borders Group*                        900            33
   Burlington Coat Factory Warehouse*  12,500          150
   CDW Computer Centers*               2,050           135
   CKE Restaurants                     3,100            95
   Claire's Stores                     2,750            44
   Cooker Restaurant                   4,100            46
   Damark International*               2,700            24
   Dollar Tree Stores*                 4,500           172
   Dress Barn*                        24,500           352
   Duck-Wall Alco Stores*              6,400            80
   Eagle Hardware & Garden*            5,700           139
   Finish Line*                        4,800           108
   Foodmaker*                          2,900            26
   Gadzooks*                          10,300           294
   Gargoyles*                          5,600            55
   Goodys Family Clothing *            7,500           123
   Guess*                             10,900           146
   Hollywood Entertainment*            2,600            52
   Ingles Markets Cl A                12,200           178
   Just for Feet*                      6,175           146
   Landry's Seafood Restaurants*       8,300           199
   Longhorn Steaks*                    1,900            38
   Men's Wearhouse*                    3,500            81
   Multiple Zones*                     4,600            86
   National Media*                     1,400            11
   Papa John's International*          4,500           145
   Petco Animal Supplies*              5,850           128
   Rainforest Cafe*                    6,800           199
   Ruddick                            19,800           262
   Showbiz Pizza Time*                 5,600            92
   St. John Knits                      1,300            56
   Stage Stores*                       3,800            71
   US Office Products*                 1,000            31
   Whole Foods Market*                 2,700            61
   Williams Sonoma*                    1,000            35
                                                   -------
                                                     4,557
                                                   -------
RUBBER & PLASTIC -- 0.3%
   Foamex International*               5,800            96
   Mark IV Industries                  7,100           155
                                                   -------
                                                       251
                                                   -------
SEMI-CONDUCTORS/INSTRUMENTS -- 3.4%
   Actel*                              4,200       $    92
   AVX                                12,300           275
   Burr-Brown*                         9,100           237
   Chips & Technologies*               1,800            38
   Computer Products*                 10,700           215
   Cypress Semiconductor*              1,600            20
   Elantec Semiconductor*              9,600            48
   Flextronics International*          2,300            81
   Hadco*                              1,000            46
   Hutchinson Technology*              2,500           132
   Intevac*                            4,600            74
   Methode Electronics, Cl A           4,000            77
   Micro Linear*                       4,300            28
   Microchip Technology*                 700            33
   Photronics Labs*                    3,850           121
   Read-Rite*                         21,100           467
   Remec*                              5,700           109
   Sanmina*                            4,500           196
   Speedfam International*               600            12
   Supertex*                           4,600            87
   Technitrol                          1,300            47
   Vitesse Semiconductor*              2,400           115
   VLSI Technology*                    3,200            74
   Zycon*                             10,600           133
                                                   -------
                                                     2,757
                                                   -------
SPECIALTY CONSTRUCTION -- 0.4%
   Apogee Enterprises                  2,100            93
   DR Horton*                         11,900           125
   Oakwood Homes                       5,000           111
                                                   -------
                                                       329
                                                   -------
SPECIALTY MACHINERY -- 0.3%
   Fedders                            22,300           106
   Schnitzer Steel Industries, Cl A    4,700           129
                                                   -------
                                                       235
                                                   -------
STEEL & STEEL WORKS -- 0.8%
   Gibraltar Steel*                    4,300           102
   Lone Star Technologies*             5,400            95
   Maverick Tube*                      7,400           117
   Oregon Metallurgical*               2,900           103
   Precision Castparts                 2,000            94
   Quanex                              3,700            99
                                                   -------
                                                       610
                                                   -------
TECHNOLOGY, GENERAL -- 0.5%
   Marshall Industries*                4,200           130
   Middleby*                           5,300            32
   TBC*                               33,100           242
                                                   -------
                                                       404
                                                   -------

================================================================================


--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATION -- 1.4%
   Acc*                                3,150        $   94
   Brightpoint*                        2,800           102
   Comsat                             18,400           483
   LCI International*                  2,300            75
   Lightbridge*                        1,900            18
   Midcom Communications*              4,200            48
   Pacific Gateway Exchange*           1,850            52
   Periophonics*                       1,000            20
   Telco Communications Group*         6,700           109
   Teletech Holdings*                  1,800            57
   Transaction Network Services*       3,600            45
                                                   -------
                                                     1,103
                                                   -------
TESTING LABORATORIES -- 0.5%
   Atrix Labs*                         2,500            25
   Clintrials Research*                3,000            65
   Curative Technologies*              4,500           117
   FemRx*                              8,400            48
   International Telecommunications
     Data Systems*                     2,200            52
   Quintiles Transnational*            1,300            79
                                                   -------
                                                       386
                                                   -------
TRUCKING -- 0.4%
   Air Express International           2,000            65
   Expeditors International of
     Washington                        2,600           116
   Iron Mountain*                      2,600            80
   Swift Transportation*               2,500            60
   Trism*                              2,100             8
   Werner Enterprises                  2,000            32
                                                   -------
                                                       361
                                                   -------
WHOLESALE -- 2.9%
   Barnett*                            2,000            49
   Central Garden and Pet*             3,700            80
   Egghead*                           20,700           128
   Ha Lo Industries*                   3,900           150
   Harmonic Lightwaves*                2,500            50
   Henry Schein *                      3,700           151
   Hughes Supply                       2,700           116
   Insight Enterprises*                4,300           145
   Medical Resources*                 14,400           128
   North Face*                         3,600            80
   Omnicare                            6,900           210
   Physician Sales & Services*         2,600            53
   Pioneer Standard Electronics       10,400           114
   Serologicals*                       2,300            77
   Stormedia*                          8,900           113
   Technical Chemical & Products*      3,600            33
   Universal Forest Products          28,000           357
   Winstar Communications*             2,700            56
   Wyle Laboratories                   7,400           266
                                                   -------
                                                     2,356
                                                   -------
TOTAL COMMON STOCKS
   (Cost $67,329)                                  $71,755
                                                   -------

U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bill
     0.000%,  01/09/97 (A)          $    500           497
                                                   -------
Total U.S. Treasury Obligations
   (Cost $497)                                         497
                                                   -------

REPURCHASE AGREEMENT -- 9.0%
   Merrill Lynch
     5.57%, dated 11/29/96, matures
     12/02/96, repurchase price
     $7,300,174 (collateralized by
     Tennessee Valley Authority
     bond par value $7,280,000, 5.98%,
     04/01/96; total market value
     $7,489,204)                       7,296         7,297
                                                   -------
Total Repurchase Agreement
   (Cost $7,297)                                     7,297
                                                   -------
Total Investments -- 98.0%
   (Cost $75,123)                                   79,549
                                                   -------
OTHER ASSETS AND LIABILITIES, NET -- 2.0%            1,652
                                                   -------

NET ASSETS:
Capital Shares (unlimited
   authorization -- no par
   value) based on 7,977,991
   outstanding shares of beneficial interest        78,297
Accumulated net realized loss
   on investments                                   (1,995)
Net unrealized appreciation
   on investments                                    4,426
Net unrealized appreciation
   on futures contracts                                396
Undistributed net investment income                     77
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $81,201
                                                   =======
NET ASSET VALUE, OFFERING PRICE, AND
   REDEMPTION PRICE PER SHARE                      $ 10.18
                                                   =======

* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.
Cl -- Class

REIT -- Real Estate Investment Trust

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 37.5%
   U.S. Treasury Bonds
     9.250%,  02/15/16               $11,425       $14,955
     6.000%,  02/15/26                10,450         9,854
   U.S. Treasury Notes
     6.500%,  05/15/97                 1,140         1,146
     5.625%,  08/31/97                   275           275
     5.375%,  05/31/98                 1,800         1,796
     7.500%,  10/31/99                 2,100         2,198
     5.875%,  11/15/99                 1,760         1,768
     6.875%,  03/31/00                 1,900         1,964
     5.500%,  04/15/00                 1,825         1,813
     5.750%,  10/31/00                   685           684
     6.500%,  05/31/01                    50            51
     6.625%,  07/31/01                 4,200         4,332
     6.500%,  08/31/01                 1,000         1,026
     6.250%,  10/31/01                 6,400         6,506
    10.750%,  02/15/03                 1,750         2,182
     7.250%,  05/15/04                   320           344
     6.500%,  10/15/06                    80            83
     6.750%,  08/15/26                 7,600         7,925
   U.S. Treasury STRIPS
     0.000%,  02/15/99                 2,550         2,258
                                                   -------
Total U.S. Treasury Obligations
   (Cost $58,583)                                   61,160
                                                   -------

U.S. GOVERNMENT MORTGAGE-BACKED
  OBLIGATIONS -- 23.0%
   FHLMC
     9.000%,  12/01/05                    43            46
     7.500%,  06/01/10                   144           148
     7.500%,  11/01/10                   189           195
     7.000%,  01/01/11                 2,413         2,434
     9.750%,  10/01/14                   740           802
      7.000%,  05/01/24                1,314         1,308
     7.000%,  09/01/25                 8,179         8,133
     7.500%,  01/01/26                   634           643
     7.500%,  03/01/26                    49            50
     6.500%,  04/01/26                 1,242         1,208
     7.500%,  05/01/26                 1,024         1,067
     7.500%,  06/01/26                   121           125
     8.500%,  06/01/26                   722           754
     7.500%,  07/01/26                   876           889
     8.500%,  07/01/26                 1,899         1,983
     7.500%,  08/01/26                 1,007         1,023
     8.000%, 08/01/26                  3,784         3,894
   FHLMC (A)
     6.069%,  06/01/15                   395           393
     6.069%,  08/01/15                   602           599
   FHLMC  REMIC Series 1 Class Z
     9.300%,  04/15/19                   800           837
   FHLMC  REMIC Series 1907 Class LP
     0.000%,  06/15/20                   250           164
   FNMA REMIC Series 1996-56 Class E
     0.000%,  04/25/23               $    70         $  49
    FNMA
      8.500%,  09/01/13                   24            26
     7.000%,  05/01/23                   401           398
     0.000%,  07/25/23                    88            65
     0.000%,  08/25/23                   206           188
     7.000%,  11/01/23                   581           577
     7.000%,  01/01/24                 1,663         1,650
      7.000%,  03/01/26                  956           950
     7.000%,  05/01/26                   124           123
     8.000%,  12/01/26                 2,500         2,566
   FNMA STRIPS
     9.000%,  09/25/25                   376           400
   GNMA
     8.500%,  11/15/00                    21            22
     7.500%,  09/15/06                   375           381
     7.000%,  04/15/23                    23            24
     7.500%,  04/15/23                   872           885
     6.500%,  08/15/23                   114           111
     6.500%,  10/01/23                   518           504
     6.500%,  10/15/23                   186           181
     7.000%,  10/15/23                   140           139
     7.000%,  11/15/23                   260           259
     6.500%,  12/15/23                 1,637         1,592
     8.000%,  05/15/24                 1,923         1,983
      8.500%,  06/15/25                   24            26
     8.500%,  08/15/25                    98           104
     8.500%,  10/15/25                    98           103
     8.500%,  11/15/25                    24            26
     8.500%,  12/15/25                    41            43
     8.500%,  02/15/26                    66            69
     8.000%,  12/18/26                 1,000         1,029
   GNMA (A)
     7.125%,  04/20/25                 2,295         2,358
                                                   -------
Total U.S. Government Mortgage-Backed
   Obligations (Cost $42,407)                       43,526
                                                   -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%
   Resolution Trust Funding
     8.625%,  01/15/30                   250           320
   Resolution Trust Funding STRIPS
     0.000%,  01/15/17                   375            97
     0.000%,  04/15/17                   275            70
     0.000%,  10/15/19                   850           184
     0.000%,  10/15/20                   175            35
   SLMA (A)
     6.090%,  07/25/11                 1,600         1,601
   Small Business Administration
     Series 1996-I
     7.700%,  09/01/16                   400           419

================================================================================


--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------
   Small Business Administration
     Series 1996-J
     7.200%,  10/01/16                $  200       $   205
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $2,821)                                     2,931
                                                   -------

CORPORATE OBLIGATIONS -- 19.5%
   Associates of North America
     9.125%,  04/01/00                 1,300         1,415
   BankAmerica
     9.200%,  05/15/03                   150           172
   Banque Paribas
     6.875%,  03/01/09                   575           561
   Barclays North America Capital
     9.750%,  05/15/21                   225           259
   Bear Stearns
     6.500%,  06/15/00                 1,450         1,457
   Becton Dickinson
     9.250%,  06/01/16                    75            78
   Chrysler Financial
     13.250%,  10/15/99                  150           178
   Commonwealth Edison
     9.500%,  05/01/16                   650           683
     9.875%,  06/15/20                   150           176
   Connecticut Light & Power
     7.875%,  06/01/01                 1,100         1,133
   Continental Cablevision
     8.875%,  09/15/05                   275           311
   Dayton Hudson
     8.600%,  01/15/12                   175           198
   Deseret Generator & Transportation
     Cooperative
     9.375%,  01/02/11                   175           182
   Dresdner Bank
     7.250%,  09/15/15                   300           304
   Equitable
     9.000%,  12/15/04                   700           800
   Federal Express
     9.625%,  10/15/19                   150           164
   Federal Paperboard
     8.875%,  07/01/12                   300           349
   First Chicago
     9.875%,  08/15/00                   450           503
   First National Bank of Omaha
     7.320%,  12/01/10                   250           255
   Ford Capital
     10.125%,  11/15/00                1,525         1,727
   Ford Motor Credit
     8.375%,  01/15/00                   150           159
     6.850%,  08/15/00                   575           587
   General Motors Acceptance STRIPS
     0.000%,  06/15/15                 2,600           715
   General Motors
     9.625%,  12/01/00                $1,136       $ 1,268
   Georgia Pacific
     9.500%,  12/01/11                   500           607
   Goldman Sachs
     6.250%,  02/01/03                   800           788
   GTE
     10.250%,  11/01/20                  300           346
   Household Finance
     9.625%,  07/15/00                   625           691
   Hydro Quebec
     9.750%,  01/15/18                   300           341
     8.050%,  07/07/24                   450           506
   J.C. Penney
     9.750%,  06/15/21                   250           281
   J P Morgan Capital Trust I (C)
     7.540%,  01/15/27                   700           700
   Lehman Brothers
     9.375%,  01/15/99                   600           638
     9.875%,  10/15/00                   325           362
   Loew's
     7.625%,  06/01/23                   450           453
     7.000%,  10/15/23                 1,350         1,269
   Long Island Lighting
     9.625%,  07/01/24                   350           370
   May Department Stores
     9.875%,  06/15/21                   250           286
   Midland Bank
     6.950%,  03/15/11                   975           990
   Millennium America
     7.625%,  11/15/26                   650           648
   NCNB Bank
     10.200%,  07/15/15                  800         1,038
   News America Holdings
     7.750%,  12/01/45                   700           679
   Norsk Hydro A/S
     9.000%,  04/15/12                   275           329
   Paine Webber Group
     6.930%,  08/15/03                   325           325
   Province of New Foundland, Canada
     10.000%,  12/01/20                  200           263
   Public Services Electric
     & Gas
     7.625%,  02/01/00                   200           208
   Arizona Public Service
     Pvngs II Funding
     8.000%,  12/30/15                 1,000         1,056
   RJR Nabisco
     8.750%,  08/15/05                   350           356
     8.750%,  07/15/07                   425           432
   Salomon Brothers
     7.750%,  05/15/00                   225           234
     6.750%,  02/15/03                   550           547

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


CORE FIXED INCOME FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                       Face        Market
Description                        Amount (000)  Value (000)
--------------------------------------------------------------------------------

   Southern California Edison
     8.875%,  05/01/23             $     125        $  130
   Soyland Power Cooperative
     9.700%,  09/30/17                 1,225         1,308
   Swiss Bank
     7.000%,  10/15/15                   300           299
   System Energy Resources
     7.430%,  01/15/11                   388           387
   TCI Communications
     8.750%,  08/01/15                 1,700         1,679
   Tele-Communications
     9.250%,  01/15/23                   150           147
   Tenneco
     10.000%,  03/15/08                  250           312
     7.250%,  12/15/25                   125           124
   Tennesee Gas Pipeline
     6.000%,  12/15/11                   599           539
   Time Warner
     8.180%,  08/15/07                   200           212
   Time Warner Entertainment
     8.375%,  07/15/33                   550           570
   Union Camp
     10.000%,  05/01/19                  550           621
   Utilicorp United
     10.500%,  12/01/20                  200           229
   Weyerhaeuser
     7.250%,  07/01/13                   325           334
                                                   -------
Total Corporate Obligations
   (Cost $34,065)                                   35,268
                                                   -------

ASSET-BACKED OBLIGATIONS -- 7.4%
   AT&T Universal Credit Card
     Master Trust 1995-2 A
     5.950%,  10/17/02                   725           722
   Banc One Credit Card Master
     Trust 1995-B A
     6.300%,  09/15/00                 1,100         1,109
   Chemical Master Credit Card
     Trust I 1995-2 A
     6.230%,  06/15/03                   750           757
   Citibank Credit Card Master
     Trust 1996-1 A
     0.000%,  02/07/03                   300           233
     0.000%,  02/07/03                 2,500         1,939
   Discover Card Acceptance
     1995-2 A
     6.550%,  08/15/00                   725           738
   First Chicago Master
     Trust II 1994-L A
     7.150%,  04/15/01                 1,575         1,623

   First Chicago Master
     Trust II 1991-D A
     8.400%,  06/15/98               $   141        $  141
   Private Label Credit Card
     Master Trust II 1994-2 A
     7.800%,  09/20/03                   250           259
   Keycorp Auto Grantor
     Trust 1995-A A
     5.800%,  07/15/00                   347           348
   Premier Auto Trust 1993-2 A3
     4.900%,  10/15/98                   517           516
   Premier Auto Trust 1993-5 B
     4.450%,  03/02/99                   159           158
   Premier Auto Trust 1995-3 A3
     5.950%,  12/06/98                   550           551
   Premier Auto Trust 1993-5 A2
     4.220%,  03/02/99                 1,273         1,262
   Sears Credit Account
     Master Trust 1994-1 A
     7.000%,  08/15/00                 1,025         1,053
   Sears Credit Account
     Master Trust 1995-3 A
     7.000%,  10/15/04                 1,300         1,340
   Western Financial
     Grantor Trust 1995-2 A1
     7.100%,  07/01/00                   565           573
                                                   -------
Total Asset-Backed Obligations
   (Cost $13,061)                                   13,322
                                                   -------

MORTGAGE-BACKED OBLIGATIONS -- 3.3%
   Community Program Loan
     Trust 1987-A A4
     4.500%,  10/01/18                   375           329
   Donaldson Lufkin Jenrette
     Mortgage 1996-CF2 A1B (B)
     7.290%,  11/12/21                 1,200         1,244
   Merrill Lynch Mortgage
     Investors 1996-C2 A3
     6.960%,  11/21/28                 1,600         1,620
   NationsBank 1995-1 A
     6.450%,  04/15/03                 1,025         1,040
   Rural Housing REMIC
     Trust 1987-1B
     3.330%,  10/01/28                 1,716         1,612
   Structured Asset Securities
     1996-CFL C
     6.525%,  02/25/28 (D)               125           124
                                                   -------
Total Mortgage-Backed Obligations
   (Cost $5,877)                                     5,969
                                                   -------

================================================================================


--------------------------------------------------------------------------------
                                        Face       Market
Description                         Amount (000) Value (000)
--------------------------------------------------------------------------------
MUNICIPAL BOND -- 0.1%
   Los Angeles County, California
     Taxable Pension Obligation
     Series D
     0.000%,  06/30/10               $   650      $    249
                                                  --------
Total Municipal Bond
   (Cost $223)                                         249
                                                  --------

COMMERCIAL PAPER -- 0.5%
   Kingdom of Sweden
     5.450%,  01/21/97                   875           868
                                                  --------
Total Commercial Paper
   (Cost $868)                                         868
                                                  --------

REPURCHASE AGREEMENTS -- 7.1%
   Merrill Lynch
     5.72%, dated 11/29/96 matures
     12/02/96, repurchase price
     $12,780,960 (collateralized by
     FHLMC Bond, par value
     $14,085,000, 6.373%, 10/01/25;
     total market value $13,033,588)  12,775        12,775
                                                  --------
Total Repurchase Agreement
   (Cost $12,775)                                   12,775
                                                  --------
Total Investments -- 100.0%
   (Cost $170,690)                                $176,068
                                                  ========

(A) Variable Rate Security -- the rate reported on the Statement of Net Assets is the rate in effect as of November 30, 1996.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealer.

(C)  Securities have been issued on a When-issued basis.

(D)  Structured Note

FHMLC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

REMIC -- Real Estate Mortgage Investment Conduit

SLMA -- Student Loan Marketing Association

STRIPS -- Separately Traded Registered Interest and Principal Securities

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
                                                   Market
Description                          Shares      Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 94.7%
AUSTRALIA -- 3.1%
   Advance Bank Australia             23,400    $      132
   Amcor                              24,200           149
   Australia & New Zealand
     Bank Group                      271,728         1,784
   Boral                              86,600           226
   Broken Hill Proprietary            55,577           815
   Capral Aluminum                    85,700           258
   Coca Cola Amatil                   10,030           113
   Coles Myer                         34,000           127
   CRA                                14,544           243
   Foodland                          111,900           528
   Fosters Brewing                    64,000           119
   Futuris                           117,710           162
   General Property Trust, units      67,000           135
   Goodman Fielder                    99,171           126
   Incitec                             2,500            13
   Jupiters                           64,500           157
   Lend Lease                          9,790           182
   M.I.M. Holdings                    90,000           128
   Mayne Nickless                     19,000           124
   National Australia Bank           169,923         2,115
   Newscorp                           58,587           312
   Pacific Magazines & Print          77,300           214
   Pioneer International             274,000           758
   Publishing & Broadcasting          20,600            97
   Qantas Airways                    437,300           680
   QCT Resources                      75,000           105
   Rothmans Holdings                  26,800           168
   Santos                             30,500           124
   Simsmetal                          17,900            96
   Stockland Trust Group              85,000           225
   Western Mining                     50,045           318
   Westpac Bank                      138,800           830
   Woodside Petroleum                 23,700           166
                                                   -------
                                                    11,729
                                                   -------
AUSTRIA -- 0.3%
   Bank Oberoesterr & Salzburg           100             6
   Brauerei Schwechat                  2,300           104
   Radex Heraklith                     7,900           238
   SCA Laakirchen                        100            43
   Strabag Osterreich                    600            35
   Vienna International Airport        5,300           243
   Voest-Alpine Stahl                  8,700           306
                                                  --------
                                                       975
                                                  --------
BELGIUM -- 1.0%
   Arbed                               1,490           166
   CMB                                 4,030           306
   Gevaert Photo                       1,090            74
   GIB                                25,960         1,163
   Kredietbank                         1,853    $      608
   Solvay                                925           567
   Tessenderlo Chemie                    463           194
   Tractabel                           1,580           730
                                                  --------
                                                     3,808
                                                  --------
CANADA -- 0.8%
   Canadian Imperial Bank, Toronto     3,200           144
   Cascades                           35,800           200
   CCL Industries, Cl B                9,300           102
   Dofasco                            23,000           450
   London Insurance Group              2,100            58
   National Bank of Canada, Montreal  37,500           401
   Oshawa Group, Cl A                 12,200           187
   Royal Bank of Canada, Montreal     28,710         1,061
   Stelco, Cl A*                      41,300           257
   West Fraser Timber                  4,800           150
                                                  --------
                                                     3,010
                                                  --------
DENMARK -- 0.8%
   BG Bank                             1,200            53
   Den Danske Bank                     9,000           680
   Kobenhavn Lufthavne                 9,020           941
   Novo Nordisk, Cl B                  6,787         1,256
                                                  --------
                                                     2,930
                                                  --------
FINLAND -- 0.2%
   Enso, Cl A                         18,700           142
   Finnair, Series 1                  15,300           104
   Kesko                              31,000           415
   Metsa Serla, Cl B                  33,900           228
                                                  --------
                                                       889
                                                  --------
FRANCE -- 8.0%
   Adecco                              1,017           261
   AXA                                18,000         1,082
   Bazar Hotel de Ville                1,161           109
   Bertrand Faure                      8,100           304
   Bic                                 2,950           442
   Bollore Technologies                1,400           150
   Bongrain                              610           238
   Carrefour                           2,332         1,441
   Castorama Dubois                    6,213         1,095
   Cetelem                             5,606         1,355
   CGIP                                1,850           453
   Christian Dior                      5,750           845
   CIC Union Europe                    2,200           135
   Club Mediterranee                   2,500           158
   Colas                                 550            73
   Colas Rights *                      1,700             2
   Credit Commerce France             16,000           775
   Credit Local de France              8,650           783
   Credit National                     6,750           393

================================================================================


--------------------------------------------------------------------------------
                                                   Market
Description                          Shares      Value (000)
--------------------------------------------------------------------------------
   De Dietrich et Compagnie            3,025    $      124
   Dollfus Mieg                        1,800            40
   Ecia                                  650            92
   Eiffage                               715            29
   Elf Aquitaine                      34,004         2,970
   Elf Gabon                             800           188
   Eridania Beghin Say                 3,550           551
   Fimalac                             1,050            92
   Fructivie                           1,900           241
   Gaumont                             1,950           163
   Imetal                              6,045           953
   Interbail                             300            12
   La Rochette*                       13,300            60
   Lafarge, Bearer                    14,035           887
   Legris                              1,650            71
   Louis Vuitton Moet Hennessy         5,420         1,374
   Lyonnaise des Eaux Dumez            8,100           771
   Marine Wendel                       4,600           407
   Michelin, Cl B                     19,050           977
   Nord Est                              750            19
   Paribas, Cl A                       7,350           505
   Parisienne de Reesco                3,750           308
   Pernod Ricard                       9,700           537
   Peugeot                             5,600           688
   Publicis                              450            39
   Saint Gobain                        7,629         1,097
   Saint Louis-Bouchon                   950           241
   Sanofi                              7,699           690
   Scac Delmas Vielje                    126            25
   Seita                              33,480         1,341
   Skis Rossignol                      3,000            80
   Societe Generale                    7,564           827
   Societe Generale d'Entreprise*      1,700            38
   Sommer Allibert                     9,000           250
   Total Compaigne, Cl B              16,280         1,302
   Union Assurances Federal            2,450           303
   Union Immobilaire France            1,200            96
   Usinor Sacilor                     82,000         1,227
   Vallourec                           5,150           282

                                                    29,991

GERMANY -- 6.9%
   Aachener & Muenchener               1,006           452
   Adidas                             12,640         1,102
   AGIV                               11,420           142
   Andreae Noris Zahn                  1,090           420
   Bankgesellschaft Berlin            10,750           176
   BASF                               78,390         2,895
   Bayer                              81,150         3,262
   Bayerische Motoren Werke            2,061         1,330
   Bdag Balcke Duerr                     636           103
   BHF Bank                            9,200           222
   Binding Brauerei                      250            81
   Ckag Colonia Konzern, Bearer        3,200           247
   Continental                        17,550           302
   Daimler Benz*                      10,650           691
   DBV Holding                         1,090           361
   Deutsche Pfandrbrief &
     Hypotheken Bank                   6,730           293
   DLW*                                2,250           146
   Dresdner Bank                      32,320           959
   Dyckerhoff & Widmann                  240            30
   Felten & Guilleaume Energie           450            51
   Frankfurt Hypobank                     40             1
   Gehe                               13,275           820
   Herlitz*                            1,440           160
   Holsten Brau                          250            52
   IWKA                                  950           209
   Kabelmetall                           314            25
   Kaufring*                              80             4
   Kloeckner Werke*                      600            22
   Kolbenschmidt*                     12,200           137
   Lehnkering Montan                      40             5
   Lufthansa                          44,500           571
   Man                                 1,550           363
   Merck KGAA                         16,300           603
   Papier Waldhof                      4,050           530
   Phoenix                            16,000           192
   Praktiker Bau-Und Heimwerker*      10,680           215
   Salamander                            540            54
   SGL Carbon                          5,000           618
   Siemens                            39,700         1,916
   Varta                                  80            15
   Veba                               45,700         2,677
   Viag                                2,360           889
   Viag, New                             484           180
   Volkswagen                          6,060         2,407
   Wunsche                             1,350           105
                                                  --------
                                                    26,035
                                                  --------
HONG KONG -- 5.0%
   Bank of East Asia                  85,600           366
   Cathay Pacific Airways            421,000           694
   Cheung Kong Holdings               88,000           774
   China Light & Power               167,000           717
   Citic Pacific                      70,400           367
   Great Eagle Holdings              114,000           473
   Guang Dong Investment             192,000           160
   Guoco Group                        44,000           240
   Hang Lung Development             167,000           373
   Hang Seng Bank                    122,000         1,471
   Harbour Centre Development         33,000            48
   Henderson Land Development         20,000           201
   Hong Kong & China Gas              90,000           179
   Hong Kong Aircraft Engineering     74,800           216
   Hong Kong Electric                378,500         1,214

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


INTERNATIONAL EQUITY FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                            Shares    Value (000)
--------------------------------------------------------------------------------
   Hong Kong Telecommunications      120,000    $      208
   Hong Kong Telecommunications
     Warrants *                      400,000            13
   Hopewell Holdings                 220,000           145
   HSBC Holdings                     196,710         4,096
   Hutchison Whampoa                  96,420           745
   Hysan Development                  56,000           214
   Jardine International Motor       122,000           175
   Kowloon Motor Bus                 149,800           259
   Kumagai Gumi                      232,000           263
   Lai Sun Garment International     124,000           199
   Liu Chong Hing                    107,000           132
   New World Development              54,000           365
   Peregrine Investment Holdings     278,000           514
   Shangri-La Asia                    92,000           145
   Sun Hung Kai Properties            62,700           779
   Swire Pacific, Cl A               189,500         1,795
   Tai Cheung Holdings               374,000           360
   Top Glory International         1,710,000           230
   Union Bank Hong Kong                7,000             9
   Wharf Holdings                     20,740           107
   Wheelock                          102,000           299
   Yue Yuen Industrial               527,000           177
                                                  --------
                                                    18,722
                                                  --------
IRELAND -- 0.0%
   Avonmore Foods                      5,600            16
                                                  --------
ITALY -- 2.4%
   Banca Commerciale Italiana        287,000           527
   Banca Di Roma*                    688,700           632
   Banca Populare Bergamo             35,100           562
   Banca Populare Milano              41,200           211
   Banca Popolare Di Brescia          14,600            82
   Burgo (Cartiere)                   45,000           215
   Eni                               250,593         1,320
   Fiat                              306,400           896
   Montefibre                        119,800            65
   Parmalat Finanziaria              390,000           612
   Societe Assicurazioni di Risp       6,100            21
   Sirti                              29,700           180
   Stet                              331,800         1,411
   Telecom Italia di Risp            522,690           961
   Telecom Italia Mobile             524,200         1,234
   Telecom Italia Mobile di Risp      22,000            29
   Toro Assicurazioni                 10,300           145
                                                  --------
                                                     9,103
                                                  --------
JAPAN -- 28.5%
   Achilles                           86,000           295
   Aiya                               24,000           344
   Apollo Electronics                 21,000           327
   Asahi Bank                        105,000         1,024
   Asahi Breweries*                   89,000           954
   Asahi Broadcasting                  1,000           110
   Asatsu                             17,000           600
   Ashikaga Bank                     105,000           574
   Bank of Fukuoka                     3,000            22
   Bank of Tokyo Mitsubishi          117,000         2,395
   Bank of Yokohama                  110,000           798
   Belc                                3,000            36
   Chiba Bank                         91,000           690
   Chuba Electric Power               75,000         1,535
   Chubu Steel Plate                  59,000           315
   Chubu Suisan                        6,000            29
   Chuo Warehouse                      2,000            20
   Comany                              6,000            92
   Computer Engineering & Consult     13,000           102
   Cosmo Oil                         137,000           682
   Dai Ichi Kangyo Bank              126,000         2,048
   Dai Nippon Ink & Chemical         204,000           808
   Dai Nippon Printing                 2,000            37
   Daido Metal                        19,000           109
   Daiichi Pharmaceutical             57,000           891
   Daiwa Bank                        101,000           586
   Daiwa House Industries            108,000         1,499
   Daiwa Securities                   70,000           756
   Danto                              28,000           320
   Data Communication Systems          5,000            95
   Denyo                               8,000           110
   Dio Chemicals                      12,100           106
   East Japan Railway                    378         1,733
   Fanuc                              16,400           534
   Fuji Bank                          44,000           765
   Fuji Photo Film                    35,000         1,098
   Fujitsu                            98,000           938
   Fujitsu Business Systems           28,000           706
   Glory                              23,000           596
   Gunma Bank                         61,000           547
   Gunze                              70,000           392
   Hachijuni Bank                     43,000           438
   Heiwa                               5,000            79
   Hitachi                           167,000         1,555
   Hitachi Information Systems        26,000           320
   Hitachi Medical                    43,000           623
   Hokuriko Bank                      53,000           277
   Honda Motor                        42,000         1,240
   Horiba                             32,000           377
   Horipro                            17,000           179
   Ichiken                            42,000           250
   Ichiyoshi Securities                4,000            18
   Iino Kaiun*                        73,000           294
   Inax                               60,000           505
   Industrial Bank of Japan           81,400         1,609
   Institute of General Education     10,000           100
   Izumi Industries                   15,000            86

================================================================================


--------------------------------------------------------------------------------
                                                 Market
Description                          Shares    Value (000)
--------------------------------------------------------------------------------
   Japan Industrial Testing              500          $  9
   Japan Living Service               25,000           198
   Japan Process Development           1,000            10
   Japan Tobacco                         116           826
   Jastec                              8,000            88
   Joyo Bank                          70,000           461
   Joyo Bank Rights *                  7,000            22
   Kansai Electric Power              75,000         1,568
   KDD                                12,000           787
   Kentucky Fried Chicken Japan       18,000           286
   Keyence                             5,300           643
   King Jim                           24,000           508
   Kirin Brewery                     104,000         1,051
   Kobe Steel*                        45,000           105
   Kubota                            110,000           625
   KVK                                10,000           100
   Kyocera                            11,000           707
   Kyushu Electric Power              30,100           629
   Lilycolor                          38,000           300
   Lion                               98,000           504
   Long Term Credit Bank              70,000           443
   Makita                             58,000           774
   Marubeni                          231,000         1,045
   Marukyo                            13,000           194
   Matsudo Kosan                      19,000           189
   Matsushita Electric Industry      142,000         2,457
   Matsushita Electric Works          94,000           875
   Minebea                            41,000           350
   Mitsubishi Electric               322,000         1,853
   Mitsubishi Heavy Industries       143,000         1,168
   Mitsubishi Motor                  106,000           830
   Mitsubishi Oil                    223,000         1,479
   Mitsui Marine & Fire               99,000           637
   Mitsui Petrochem                   92,000           528
   Mitsui Trust & Banking             66,000           632
   Miura                              21,000           308
   Mizuno                             30,000           234
   Morita Fire Pump Manufacturing     53,000           295
   Nagoya Railroad                   124,000           496
   Nakayamafuku                       11,000            95
   Namura Shipbuilding                73,000           279
   Nanaboshi                          11,000           206
   NBC Industries                      6,000            88
   NIC                                20,000           237
   Nihon Decoluxe                      7,000           105
   Nikko Securities                   84,000           782
   Nippon Computer Systems            10,000            98
   Nippon Credit Bank                 72,000           183
   Nippon Hodo                        12,000           143
   Nippon Kanzai                       8,000           208
   Nippon Meat Packers                48,000           628
   Nippon Oil                        134,000           757
   Nippon Paper Industries            66,000           371
   Nippon Shoji Kaisha                38,000           300
   Nippon Steel                      168,000           508
   Nippon Telegraph & Telephone           50           357
   Nippondenso                        27,000           629
   Nishio Rent All                    15,400           244
   Nissan Motors                     254,000         1,805
   Nisshin Steel                     189,000           579
   Nittetsu Mining                    45,000           387
   NKK*                              262,000           644
   Nomura Securities                  50,000           843
   Ohishi Sangyo                      10,000            85
   Ohmoriya                            8,000           113
   Oie Sangyo                          5,000            68
   Oki Electric Cable                 94,000           558
   Onward Kashiyama                   38,000           531
   Osaka Gas                         155,000           478
   Paltac                              9,000            84
   Rengo                             133,000           833
   Ricoh Elemex                        9,000           128
   RKB Mainichi Broadcasting          14,000            99
   Roki Techno                         2,000            40
   Roland                             19,000           384
   Royal Hotel                        14,000            95
   Ryobi                              77,000           334
   Ryoyo Electro                      17,000           309
   Sagami Chain                       18,000           324
   Sakura Bank                       207,000         1,891
   Sanko                               7,000            77
   Sankyu Aluminium                  110,000           500
   Sanwa Bank                         46,000           760
   Sanyo Electric                    163,000           763
   Sanyo Special Steel               180,000           601
   Satoh                              31,000           302
   Seijo                               9,100           185
   Seino Transportation               43,000           570
   Seiyu                              60,000           611
   Sekisui House                     172,000         1,843
   Sekisui House Hokuriku             17,000           197
   Shaddy                             13,000           198
   Sharp                              38,000           594
   Shikoku Electric Power             57,000         1,147
   Shimojima                           8,000           170
   Shinden                             8,000            86
   Shiseido                           61,000           734
   Shizuoka Bank                      63,000           719
   Showa Shell Sekiyo                 60,000           575
   SK Kaken                            8,000           167
   Sonton Food Industry                1,000            12
   Spancrete                          13,000           111
   Sumitomo                           78,000           661
   Sumitomo Bank                      65,000         1,131
   Sumitomo Marine and
     Fire Insurance                  140,000           996
   Sumitomo Realty &
      Development                    110,000           763

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


INTERNATIONAL EQUITY FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
   Sumitomo Rubber                    60,000       $   428
   Sun Life                            2,000            28
   Suzuki Motor                       96,000         1,004
   Takara Standard                    28,000           253
   TDK                                15,000           967
   Teijin                             98,000           467
   Tohoku Electric Power              33,000           675
   Toin                               12,000            99
   Tokai Rika                         36,000           305
   Tokyo Electric Power               16,500           373
   Tokyo Gas                         221,000           652
   Toppan Printing                   136,000         1,792
   Toshiba                           315,000         2,028
   Toyo Ink                          123,000           575
   Toyota Motor                       30,000           820
   Trancom                             8,000            82
   Trusco Nakayama                        40             1
   Tsubakimoto Precision ADR*         32,000           304
   Tsudakoma                         114,000           627
   Tsutsumi Jewelry                   10,000           299
   Victor of Japan                    83,000           868
   Xebio                              20,000           694
   Yaizu Suisankagaku                 14,000           215
   Yamaichi Securities               187,000           987
   Yamanouchi Pharmaceutical          80,000         1,630
   Yasuda Trust & Banking            175,000           826
   Yodogawa Steel Works               88,000           531
   Yonex                              16,000           159
   Yonkyu                              3,000            79
                                                  --------
                                                   106,853
                                                  --------
MALAYSIA -- 2.5%
   ACP Industries                     21,000           146
   Angkasa Marketing                  65,000            97
   Arab Malaysian Merchant Bank       10,000            63
   Austral Enterprises                28,000            55
   Bandar Raya Development           144,000           294
   Bandar Raya Development            74,000            90
   Berjaya Singer                    116,000           141
   Berjaya Sports                     24,000           114
   Boustead Holdings                 111,000           248
   Cement Industries                  18,000            54
   Datuk Keramat Holdings             51,000            86
   DCB Holdings                       42,000           144
   Diversified Resources              16,000            62
   Edaran Otomobil                    71,000           700
   Genting                            12,000            86
   Golden Hope Plants                 75,000           131
   Guinness Anchor                    25,000            61
   Hicom Holdings                     35,000           101
   Hume Industries                    16,000           105
   IGB                                14,000            16
   IJM                               472,000         1,074
   IOI Properties                     12,000            39
   Jaya Tiasa Holdings                15,000            83
   KFC Holdings                       19,666            87
   KFC Holdings Warrants*              2,333             3
   Kuala Lumpur Kepong               140,000           338
   Larut Consolidated                 51,000            74
   Magnum                             74,000           146
   Malayan Bank                       65,970           653
   Malaysian Airline System          145,000           376
   Malaysian International Shipping   30,000            95
   Malaysian Pacific Industries      110,000           448
   Matsushita Electric                 1,000            10
   MBF Capital                       187,000           293
   Metroplex                          69,000            89
   Multi Purpose Holdings            241,000           467
   Nestle                              6,000            47
   New Straits Times Press            10,000            57
   Nylex                              10,500            24
   Perlis Plantations                123,250           361
   Perusahaan Otomobil                17,000           108
   Renong                             59,000           109
   Resorts World                      26,000           131
   RJ Reynolds                        20,000            53
   Rothmans of Pall Mall               5,000            52
   Sime Darby                         49,000           183
   Sime Uep Properties                16,000            41
   Sungei Way Holdings                16,000            94
   TA Enterprise                      38,000            54
   Tan Chong Motor                    32,000            57
   Technology Resources Industries    16,000            33
   Telekom Malaysia                   26,110           238
   Tenaga Nasional                    38,000           173
   UMW Holdings                       20,000            95
   United Engineers                   26,000           236
   Westmont Industries                60,000           109
                                                  --------
                                                     9,324
                                                  --------
NETHERLANDS -- 6.3%
   ABN-Amro Holdings                  42,344         2,744
   ACF Holdings                       10,300           167
   Aegon                              23,354         1,316
   Ahold                              26,295         1,646
   Akzo Nobel                         12,700         1,687
   Beers                               2,500            94
   DSM                                 4,000           388
   Elsevier                           90,150         1,538
   Eriks Holdings                        600            48
   EVC International                   8,850           275
   Hollandsche Beton Groep             2,200           417
   Hoogovens                           7,500           289
   Ing Groep                          87,502         3,066
   International Muller                9,600           240
   KLM                                27,000           697
   Kondor Wessels Groep                  300            12
   KPN                                23,250           871

================================================================================


--------------------------------------------------------------------------------
                                                 Market
Description                          Shares    Value (000)
--------------------------------------------------------------------------------
   National Invest Bank, Cl A            700       $    60
   Nedlloyd Groep                        800            20
   Nijverdal Tencate                   2,900           145
   NKF Holdings                        3,000           108
   Pakhoed                             7,100           216
   Phillips Electronics               28,300         1,144
   Polygram                           16,965           818
   Polynorm                              200            17
   Royal Dutch Petroleum, Bearer      16,450         2,775
   Stad Rotterdam                     17,260           681
   Van Ommeren                         5,600           244
   Vendex International                   25             1
   Volker Stevin                       4,100           371
   Wolters Kluwer                     11,575         1,514
                                                  --------
                                                    23,609
                                                  --------
NEW ZEALAND -- 1.0%
   Air New Zealand, Cl B              23,455            62
   Brierley Investment               240,000           215
   Carter Holt Harvey                285,097           657
   Fisher & Paykel                    74,693           282
   Fletcher Challenge Building        35,000            98
   Fletcher Challenge Energy          36,200           108
   Fletcher Challenge Paper          314,249           563
   Independent Newspaper              38,530           195
   Lion Nathan                       330,852           849
   Telecom of New Zealand            111,936           590
                                                  --------
                                                     3,619
                                                  --------
NORWAY -- 0.6%
   Christiania Bank                  209,000           642
   Den Norske Bank                   216,900           811
   Dyno Industrier                     1,100            27
   Leif Hoegh & Company                  700            13
   Norske Skogs Industries, Cl A       3,200            97
   SAS Norge                          20,400           207
   Sparebanken Norway                  7,100           214
   Uni-Storebrand, Cl A               48,300           288
                                                  --------
                                                     2,299
                                                  --------
SINGAPORE -- 1.9%
   British American Tobacco           13,000            56
   City Developments                 120,400         1,067
   Clipsal Industries                 30,000            96
   Comfort Group                     115,000            99
   Cycle & Carriage                   72,000           817
   DBS Land                           34,000           121
   Development Bank of
     Singapore, F                     19,000           245
   First Capital                      63,000           180
   Fraser and Neave                    8,000            83
   Goldtron                           23,000            14
   Hai Sun Hup Group                 319,000           230
   Haw Par Brothers International     39,000            89
   Inchcape                           48,000           160
   Industrial & Commercial Bank       57,000           209
   Jardine Matheson Holdings          22,000           145
   Keppel                             30,000           233
   Overseas Chinese Bank, F           26,000           315
   Overseas Union Bank, F             36,000           265
   Overseas Union Enterprises         12,000            59
   Pacific Carriers                   91,000            66
   Parkway Holdings                   36,000           136
   Republic Hotels & Resorts          51,000            64
   Singapore International Airlines, F  23,000         217
   Singapore Land                     18,000           103
   Singapore Press, F                 18,720           354
   Singapore Technology Industrial    28,000            68
   Ssangyong Cement                   34,000            79
   United Overseas Bank               23,264           247
   Van Der Horst                      63,000           281
   Wing Tai Holdings                 297,000           813
                                                  --------
                                                     6,911
                                                  --------
SPAIN -- 2.9%
   Azucarera Espana                    2,800           112
   Banco Bilbao Vizcaya               21,402         1,082
   Banco Popular Espana                3,752           727
   Banco Santander                    10,983           595
   Campofrio Alimentacion              1,100            41
   Cubiertas Mzov                      2,300           183
   Dragados Construction              11,700           163
   Elec Reun Zaragoza                  9,330           313
   Empresa Nacional de Electricidad    2,600           176
   Empresas Nacional de Cellulosa     13,600           169
   Energia Industries Aragonesas      16,700            84
   Fomento de Construcciones
     Contratas                         1,800           152
   Gas Y Electricid, Series 2          4,900           276
   Gas Natural                         5,470         1,135
   Hidroel Cantabrico                  7,900           266
   Iberdrola                         131,380         1,516
   Tabacalera, Cl A                    2,700           106
   Telefonica de Espana              122,522         2,687
   Uniland Cementera                   1,700            63
   Union Electrica Fenosa            119,000           897
                                                  --------
                                                    10,743
                                                  --------
SWEDEN -- 3.1%
   ASG, Series B                       4,200            80
   Bergman & Beving, Series B          3,300           100
   Blylock & Nordsjofr, Series B      18,800           189
   Catena, Series A                   26,800           300
   Elkem, Series A                    20,700           323
   Ericsson Telephone, Series B       63,900         1,972

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


INTERNATIONAL EQUITY FUND -- CONTINUED
--------------------------------------------------------------------------------
                                                   Market
Description                           Shares     Value (000)
--------------------------------------------------------------------------------
   Hennes & Mauritz, Series B         11,240    $    1,622
   Industrivarden, Series A            7,400           346
   Marieberg Tidnings, Series A          600            16
   Mo Och Domsjo, Series B               900            25
   Pharmacia & Upjohn                 13,600           524
   Rottneros                         152,700           184
   Skandia Forrestry                  42,400         1,210
   SKF, Series B                      42,800           909
   Sparbanken Sverige, Series A       43,400           718
   SSAB, Series B                      2,300            38
   Stora Kopparbergs, Series A        68,500           939
   Svedala Industies                   2,000            34
   Swedish Match*                    128,800           422
   Trelleborg, Series B               22,100           290
   Trygg-Hansa, Series B               5,700           110
   Volvo, Series B                    55,600         1,222
                                                  --------
                                                    11,573
                                                  --------
SWITZERLAND -- 4.4%
   Aare-Tessin                           330           217
   Alusuisse Lonza                       320           256
   Asea Brown Boveri, Bearer           1,361         1,703
   Attisholz Holding                     200            79
   Baer Holdings                         270           290
   Baloise Holdings                      160           357
   Banque Cantonale Vaudoise, Bearer   1,120           300
   Bucher Holdings                       210           152
   Ciba Geigy                            553           684
   Cie Financiere Richemont, Bearer      360           532
   CS Holdings                        12,370         1,317
   Daetwyler Holding, Bearer              10            17
   EMS Chemie Holding                    130           506
   Internshop Holding, Bearer            220           118
   Keramik Holding                       130            67
   Kuoni Reisen Holding, Cl B             10            22
   KW Laufenburg, Bearer                  30             6
   Nestle                              1,520         1,650
   Roche Holdings                        169         1,299
   Sandoz Pharmaceutical               1,380         1,605
   Schindler Holding                      20            21
   Schweizerische Bankverein           4,890           966
   Schweizerische Ruckversicher          930         1,016
   Union Bank of Switzerland*          1,140         1,074
   Vontobel Holding, Bearer               90            49
   Winterthur                          1,410           869
   Zurich Versicherung                 4,035         1,146
                                                  --------
                                                    16,318
                                                  --------
UNITED KINGDOM -- 15.0%
   Abbey National                    129,200         1,513
   Adwest Group                       19,400            47
   Albert Fisher Group               350,600           248
   Amec                              125,600           206
   Anglian Water                      11,800           116
   Argyll Group                      161,300         1,055
   ASDA Group                        344,500           686
   Associated British Foods           87,200           647
   Astec                             115,000           307
   Bank of Scotland                  161,800           797
   Barclays Bank                      86,400         1,487
   Bass                               49,100           647
   Bat Industries                    192,951         1,540
   Bicc                               68,263           323
   Blue Circle Industries             90,000           563
   Bridon                              3,200             6
   Bristol Water Holdings              1,800            39
   British Aerospace                  38,000           739
   British Airways                    62,600           619
   British Biotech                    80,180           283
   British Steel                     234,400           654
   British Telecommunications        465,600         2,963
   BTP                                42,300           222
   Bullough                            6,400             8
   Burmah Castrol                          1            --
   Burn Stewart Distillers             2,200             3
   Charter                             9,300           116
   Commercial Union                   38,200           424
   Courtaulds                         74,000           498
   Cowie Group                        23,466           156
   Davis Service Group                40,000           151
   De La Rue                          47,000           460
   Devro                              44,700           192
   East Midlands Electric             49,900           512
   ED & F Man Group                   28,300            85
   EIS Group                             700             4
   Eurodis Electron                   39,500           106
   General Accident                   79,100           974
   General Electric                  153,300           960
   Glaxo Wellcome                     99,600         1,639
   Grampian Holdings                   1,700             3
   Granada Group                      56,000           814
   Grand Metropolitan                 60,400           472
   Greenalls Group                    61,700           623
   Guardian Royal Exchange           163,300           736
   Guinness                          157,000         1,175
   Hambros                            62,200           253
   Hammerson                          76,800           493
   Hanson                            352,981           475
   Hazlewood Foods                   140,300           219
   Heath, C.E.                        19,900            26
   Heywood Williams                   48,500           182
   Hillsdown Holdings                167,581           506
   HSBC Holdings                      33,200           717
   HSBC Holdings (Hong
     Kong exchange)                    1,600            34
   Hyder                              38,500           480

================================================================================


--------------------------------------------------------------------------------
                                                 Market
Description                          Shares    Value (000)
--------------------------------------------------------------------------------
   Iceland Frozen Foods              105,000      $    141
   Imperial Tobacco*                  35,298           225
   Invesco                             6,400            28
   Kenwood Appliances                 18,900            70
   Kingfisher                         68,800           751
   Kwik Save Group                    67,400           339
   Lasmo                             163,300           604
   Lex Service                        65,500           371
   Life Sciences International       113,200           174
   Lloyds Abbey Life                  68,500           751
   London & Manchester Group          30,700           214
   London Electricity                 22,200           241
   London Pacific Group                8,000            28
   Marston Thompson                   62,800           300
   Matthew Clark                      34,600           170
   Medeva                             33,700           145
   Morrison Supermarket              172,000           453
   National Power                    113,300           880
   National Westminster              104,500         1,210
   Next                               75,500           748
   Norhtern Electric                  31,400           311
   North West Water Group             84,500           838
   Northern Foods                     89,000           297
   Northern Ireland Electricity       12,700            76
   Ocean Group                        31,900           247
   Perkins Foods                       3,600             5
   Persimmon                          52,200           180
   Premier Oil                        19,800            11
   Prudential                        107,900           885
   Redland                            59,400           370
   Renold                             52,600           234
   Reuters Holdings                   37,000           450
   RJB Mining                         26,900           237
   Rolls Royce                       101,350           437
   Royal Sun Alliance                256,689         1,936
   Scottish Hydro-Electric            43,500           228
   Scottish Power                    141,200           803
   Sedgwick Group                    116,300           245
   Severn Trent                       70,400           774
   Shell Transportation & Trading     93,500         1,555
   Smiths Industries                  26,200           349
   South West Water                   37,900           370
   Southern Electric                  52,000           613
   St. Ives                           27,300           219
   Stakis                            123,300           188
   Stakis Rights*                     70,457             8
   Staveley Industries                 2,300             7
   Tarmac                            144,300           215
   Tate & Lyle                        85,250           690
   Taylor Woodrow                     55,100           139
   Tesco                             210,800         1,207
   Thames Water                       85,200           827
   Thorn                             120,100           557
   Tomkins                           123,600           516
   TT Group                            3,800            20
   Unichem                            49,300           206
   Unigate                            44,700           328
   Vaux Group                          4,200            18
   Vendome Group, units               45,000           406
   Vodafone Group                    101,800           441
   Wardle Storeys                      1,100             9
   Waste Management                   21,300            97
   Watson & Philip                    20,200           133
   Wessex Water                       46,900           277
   Whitbread, Cl A                    27,800           358
   Whitecroft                          1,200             3
   Williams Holdings                 122,000           700
   Yorkshire Electric Power            5,400            69
   Yorkshire Water                     7,700            89
                                                  --------
                                                    56,224
                                                  --------
UNITED STATES -- 0.0%
   Millennium Chemical*                    5           101
                                                  --------
Total Foreign Common Stocks
   (Cost $342,724)                                 354,782
                                                  --------

FOREIGN PREFERRED STOCKS -- 0.1%
BELGIUM -- 0.0%
   Cockerill Sambre                   11,000            45
                                                  --------
GERMANY -- 0.0%
   Dyckerhoff                            116            30
   Escada                                 30             5
   Dragerwerk                             30             3
   Krones                                 70            22
   Villeroy and Boch                     170            19
                                                  --------
                                                        79
                                                  --------
ITALY -- 0.1%
   Fiat                              158,920           247
   Unipol                             53,580           104
                                                  --------
                                                       351
                                                  --------
Total Foreign Preferred Stocks
   (Cost $499)                                         475
                                                  --------
FOREIGN CONVERTIBLE BONDS -- 0.0%
FRANCE -- 0.0%
   Castorama Dubois
     3.15%,  01/01/03                    184            44
                                                  --------
SPAIN -- 0.0%
   Mapfre
     8.50%, 02/27/99                     276            23
                                                  --------
Total Foreign Convertible Bonds
   (Cost $67)                                           67
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


INTERNATIONAL EQUITY FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                   Face Amount   Market
Description                           (000)    Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bill
     5.087%, 01/09/97 (A)            $   900      $    895
                                                  --------
Total U.S. Treasury Obligation
   (Cost $895)                                         895
                                                  --------
REPURCHASE AGREEMENTS -- 3.7%
   Morgan Stanley
     5.62%, dated 11/29/96,
     matures 12/2/96, repurchase
     price $12,872,403 (collateralized
     by Tennessee Valley Authority,
     total par value $12,840,000,
      5.98%, 4/01/36: total market
     value $13,208,981)               12,866        12,866
   State Street Bank
     4.750%, dated 11/29/96,
     matures 12/2/96, repurchase
     price $1,024,405 (collateralized
     by U.S. Treasury Bond, total
     par value $810,000, 8.875%,
     2/15/19: total market
     value $1,051,938)                 1,024         1,024
                                                  --------
Total Repurchase Agreements
   (Cost $13,890)                                   13,890
                                                  --------
Total Investments -- 98.8%
   (Cost $358,075)                                 370,109
                                                  --------
OTHER ASSETS AND LIABILITIES, NET -- 1.2%            4,566
                                                  --------

NET ASSETS:
  Capital shares (unlimited
    authorization --  no par value)
    based on 36,351,108 outstanding
    shares of beneficial interest                $ 359,041
  Accumulated net realized gain on
    investments, futures contracts,
    and foreign currency transactions                1,813
  Net unrealized appreciation
    on investments                                  12,034
  Net unrealized appreciation on
    forward foreign currency contracts,
    foreign currency and translation of
    other assets and liabilities in
    foreign currency                                    15
  Net unrealized appreciation
    on futures contracts                               351
  Undistributed net investment income                1,421
                                                  --------
TOTAL NET ASSETS -- 100.0%                       $ 374,675
                                                  ========
Net Asset Value, Offering Price and
   Redemption Price Per Share                    $   10.31
                                                  ========
* Non-income producing security
ADR  -- American Depository Receipt
Cl -- Class
F  -- Foreign Registry Share
(A)  -- Security has been pledged as collateral on open futures contracts.


The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI Institutional Investments Trust -- As of November 30, 1996 (Unaudited)


                                                                 -----------
                                                                 CORE FIXED
                                                                 INCOME FUND
                                                                 -----------
ASSETS:
   Investment securities (Cost $170,690)                          $176,068
   Cash                                                                  1
   Interest receivable                                               2,144
   Investment securities sold                                       13,020
   Capital shares sold                                               4,600
   Other assets                                                        155
                                                                  --------
   Total Assets                                                    195,988
                                                                  --------
LIABILITIES:
   Distribution payable                                                972
   Investment securities purchased                                   9,170
   TBA sale commitment at
     value (proceeds $1,830)                                         1,834
   Other liabilities                                                    98
                                                                  --------
   Total Liabilities                                                12,074
                                                                  --------
   Net Assets                                                     $183,914
                                                                  ========

NET ASSETS:
   Portfolio shares of Class A (unlimited
     authorization -- no par value)
     based on 17,618,415 outstanding
     shares of beneficial interest                                 177,166
   Accumulated net realized gain on
     investments                                                     1,387
   Net unrealized appreciation on investments                        5,378
   Net unrealized depreciation on futures contracts                    (17)
                                                                  --------
   NET ASSETS                                                     $183,914
                                                                  ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE                                                $  10.44
                                                                  ========

The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
================================================================================
SEI Institutional Investments Trust -- For the period ended November 30, 1996 (Unaudited)

                                                             Large           Small        Core Fixed     International
                                                              Cap             Cap           Income          Equity
                                                           Fund (1)        Fund (1)        Fund (1)        Fund (1)
                                                           -------         -------          -------         -------
INVESTMENT INCOME:
   Dividends                                               $ 2,006         $   146        $     --          $ 2,127
   Interest                                                    251             175            4,769             273
   Less: Foreign taxes withheld                                --              --               --             (245)
                                                           -------         -------          -------         -------
   Total Investment Income                                   2,257             321            4,769           2,155
                                                           -------         -------          -------         -------
EXPENSES:
   Management fees                                              57              14               35              58
   Management fees waived                                      (34)             (8)             (21)            (35)
   Investment advisory fees                                    455             180              210             587
   Investment advisory fees waived                            (159)            (41)            (117)           (196)
   Custodian/wire agent fees                                     9               2                6             230
   Professional fees                                            14               3                8              19
   Registration & filing fees                                   34               9               15              46
   Trustee fees                                                  1               1                1               1
   Miscellaneous fees                                           10               6               10              24
                                                           -------         -------          -------         -------
   Total Expenses                                              387             166              147             734
                                                           -------         -------          -------         -------
NET INVESTMENT INCOME                                        1,870             155            4,622           1,421
                                                           -------         -------          -------         -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                                    (863)         (2,263)           1,450           1,731
     Futures contracts                                         243             268              (63)            136
   Net realized loss on forward foreign
     currency contracts and foreign
     currency transactions                                     --              --               --              (54)
   Net change in unrealized appreciation
     on forward foreign currency contracts,
     foreign currencies, and translation
     of other assets and liabilities
     denominated in foreign currencies                         --              --               --               15
   Net change in unrealized appreciation
     on investments                                         37,440           4,426            5,378          12,034
   Net change in unrealized appreciation/
     (depreciation) on futures contracts                        41             396              (17)            351
                                                           -------         -------          -------         -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                 $38,731         $ 2,982          $11,370         $15,634
                                                           =======         =======          =======         =======

Amounts designated as " -- " are either $0 or have been rounded to $0.
(1) The Funds commenced operations on June 14, 1996.

The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI Institutional Investments Trust -- For the period ended November 30, 1996 (Unaudited)

                                                                    Large           Small         Core Fixed     International
                                                                     Cap             Cap            Income          Equity
                                                                  Fund (1)        Fund (1)         Fund (1)        Fund (1)
                                                                 6/14/96 -       6/14/96 -        6/14/96 -       6/14/96 -
                                                                  11/30/96        11/30/96         11/30/96        11/30/96
                                                                 --------          -------        --------        --------
OPERATIONS:
   Net investment income                                         $  1,870          $   155        $  4,622        $  1,421
   Net realized gain (loss) from security transactions
     and futures contracts                                           (620)          (1,995)          1,387           1,867
   Net realized loss on forward foreign currency
     contracts and foreign currency transactions                      --               --              --              (54)
   Net change in unrealized appreciation
     on forward foreign currency contracts, foreign
     currencies, and translation of other assets and
     liabilities denominated in foreign currencies                    --               --              --               15
   Net change in unrealized appreciation
     on investments and futures contracts                          37,481            4,822           5,361          12,385
                                                                 --------          -------        --------        --------

   Net increase in net assets from operations                      38,731            2,982          11,370          15,634
                                                                 --------          -------        --------        --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income                                           (1,188)             (78)         (4,622)            --
   Net realized gains                                                 --               --              --              --
                                                                 --------          -------        --------        --------
   Total dividends distributed                                     (1,188)             (78)         (4,622)            --
                                                                 --------          -------        --------        --------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued                                  285,812           86,036         188,425         432,650
     Reinvestment of cash distributions                             1,187               78           4,551             --
     Cost of shares redeemed                                      (38,524)          (7,817)        (15,911)        (73,609)
                                                                 --------          -------        --------        --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                     248,475           78,297         177,067         359,041
                                                                 --------          -------        --------        --------
       Net increase in net assets                                 286,018           81,201         183,815         374,675

NET ASSETS:
   Beginning of period                                                --               --               99             --
                                                                 --------          -------        --------        --------
   End of period                                                 $286,018          $81,201        $183,914        $374,675
                                                                 ========          =======        ========        ========
CAPITAL SHARE TRANSACTIONS:
     Shares issued                                                 28,574            8,766          18,719          43,763
     Reinvestment of cash distributions                               119                8             446             --
     Shares redeemed                                               (3,616)            (796)         (1,557)         (7,412)
                                                                 --------          -------        --------        --------
   Net increase in capital shares                                  25,077            7,978          17,608          36,351
                                                                 ========          =======        ========        ========

Amounts designated as " -- " are either $0 or have been rounded to $0.
(1) The Funds commenced operations on June 14, 1996.


The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
================================================================================
SEI Institutional Investments Trust -- For the period ended November 30, 1996 (Unaudited)

For a Share Outstanding Throughout each Period


                             Net
                             Realized
       Net Asset             and         Distributions Distributions
         Value    Net        Unrealized  from Net      from            Net Asset
       Beginning  Investment Gains on    Investment  Realized Capital  Value End
       of Period  Income     Securities  Income        Gains           of Period
--------------------------------------------------------------------------------
------------------
LARGE CAP FUND (1)
------------------
CLASS A
  1996   $10.00   $0.08      $1.38       $(0.05)        --               $11.41

------------------
SMALL CAP FUND (1)
------------------
CLASS A
  1996   $10.00   $0.02      $0.17       $(0.01)        --               $10.18

--------------------------
CORE FIXED INCOME FUND (1)
--------------------------
CLASS A
  1996   $10.00   $0.31      $0.44       $(0.31)        --               $10.44

-----------------------------
INTERNATIONAL EQUITY FUND (1)
-----------------------------
CLASS A
  1996   $10.00   $0.04      $0.27          --          --               $10.31


                                                            Ratio of
                                                Ratio of    Net Investment
                                 Ratio of       Expenses    Income
                     Ratio of    Net Investment to Average  to Average
        Net Assets   Expenses    Income         Net Assets  Net Assets Portfolio Average
 Total  End of       to Average  to Average     (Excluding (Excluding  Turnover  Commission
 Return Period (000) Net Assets  Net Assets     Waivers)    Waivers)   Rate      Rate+
-------------------------------------------------------------------------------------------
------------------
LARGE CAP FUND (1)
------------------
CLASS A
 14.67% $286,018     0.34%       1.64%          0.51%       1.47%      35%      $0.049

------------------
SMALL CAP FUND (1)
------------------
CLASS A
 1.94%  $81,201      0.60%       0.56%          0.78%       0.38%      81%      $0.055

--------------------------
CORE FIXED INCOME FUND (1)
--------------------------
CLASS A
 7.57%  $183,914      0.21%      6.60%          0.41%       6.40%      114%        --

-----------------------------
INTERNATIONAL EQUITY FUND (1)
-----------------------------
CLASS A
 3.10%  $374,675      0.63%      1.22%          0.83%       1.02%       64%     $0.018


+ Average commission rate paid per share for security purchases and sales during the period. (1) The Funds commenced operations on June 14, 1996. All ratios except total return have been annualized.



The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four diversified, operational funds: the Large Cap, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund" and, together, the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Trust.

         Security Valuation -- Investments in equity securities which are traded on a national securities exchange (or reported on NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. Debt obligations with remaining maturities of sixty days or less are valued at their amortized cost which approximates market value.

         Federal Income Taxes -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

         Net Asset Value Per Share -- Net asset value per share is calculated on a daily basis by dividing the assets of each Fund less its liabilities by the number of outstanding shares of the Fund.

         Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by the Manager and the Advisers of the Trust ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

         Discount and Premium Amortization -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

         Expenses -- Expenses that are directly related to one of the Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

         Foreign Currency Translation -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

         (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

         (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

         The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

         The International Equity Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

         Futures Contracts -- Each of the Funds utilized futures contracts during the period ended

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Institutional Investments Trust -- November 30, 1996 (Unaudited)


November 30, 1996. The Large Cap, Small Cap, and International Equity Fund's investment in Index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

         Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that counterparty to a contract may default on its obligation to perform.

         Structured Notes and Indexed Notes -- The Core Fixed Income Fund may invest in structured notes and indexed notes whose values are linked either directly and inversely to changes in foreign currency exchange rates, interest rates, indices, or other reference instruments. The values of these instruments may be more volatile than the rates, indices, or instruments to which they refer, but any loss is limited to the amount of the original investment.

         Other -- Security transactions are recorded on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS

The Trust and SEI Fund Management (the "Manager") are parties to a management agreement (the "Agreement") dated March 1, 1995. Under this Agreement, the Manager provides administrative and shareholder servicing for an annual fee of
 .05% of the average daily net assets of each Fund. The Manager has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Manager.

         The Trust and SEI Financial Services Company (the "Distributor") are parties to a distribution agreement dated June 14, 1996 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

         SEI Financial Management Corporation ("SFM") serves as investment adviser to each Fund. In connection with serving as investment adviser, SFM is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .40% of the Large Cap Fund's average daily net assets, at an annual rate of
 .65% of the Small Cap Fund's average daily net assets, at an annual rate of .30% of the Core Fixed Income Fund's average daily net assets, at an annual rate of
 .51% of the International Equity Fund's average daily net assets.

         Alliance Capital Management L.P., IDS Advisory Group, Inc., Provident Investment Counsel, Inc., LSV Asset Management, Mellon Equity Associates, and Pacific Alliance Capital Management each serve as an investment sub-adviser to a portion of the assets of the Large Cap Fund and are parties to investment sub-advisory agreements with SFM dated June 14, 1996.

         Nicholas-Appelgate Capital Management, Wall Street Associates,
Boston Partners Asset Management, L.P., 1838 Investment Advisors, L.P., and First of America Investment Corporation each serve as an investment sub-adviser to a portion of the assets of the Small Cap Fund and are parties to investment sub-advisory agreements with the Trust and SFM dated June 14, 1996. Furman Selz Capital Management, LLC also serves as an investment sub-adviser to a portion of the assets and is party to an agreement with SFM dated September 20, 1996.

         Western Asset Management Company, BlackRock Financial Management, Inc., and Firstar Investment Research & Management Company each serve as an investment sub-adviser to a portion of the assets of the Core Fixed Income Fund and are parties to investment sub-advisory agreements with SFM dated June 14, 1996.

         Acadian Asset Management, Inc., Farrell Wako Global Investment Management, Inc., Morgan Grenfell Investment Services, Ltd., Seligman Henderson Co., and Yamaichi Capital Management, Inc./ Yamaichi Capital Management (Singapore) Limited each serve as an investment sub-adviser to a portion of the assets of the International Equity Fund and are parties to investment sub-advisory agreements with SFM dated June 14, 1996.

4. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares outstanding at the time of redemption.

         Certain officers and/or trustees of the Trust are also officers of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance of quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager.

         Each of the Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended November 30, 1996 were nominal in the aggregate.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities including US Government securities, other than temporary cash investments during the period ended November 30, 1996, were as follows:

                            PURCHASES (000)   SALES (000)
                            ---------------   -----------
Large Cap Fund                 $331,561         $84,354
Small Cap Fund                  107,237          46,259
Core Fixed
  Income Fund                   306,513         150,872
International
  Equity Fund                   498,188         156,648

         At November 30, 1996, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments at November 30, 1996 is as follows:

                                                  NET
                 APPRECIATED   DEPRECIATED    UNREALIZED
                 SECURITIES    SECURITIES    APPRECIATION
                    (000)         (000)          (000)
                 ----------    ----------    ------------
Large Cap
  Fund            $40,394         $2,913        $37,481
Small Cap
  Fund              7,840          3,018          4,822
Core Fixed
  Income Fund       5,392             31          5,361
International
  Equity Fund      25,028         12,994         12,034

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI Institutional Investments Trust - November 30, 1996 (Unaudited)


         The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

6. FUTURES CONTRACTS

The following Portfolios had futures contracts open as of November 30, 1996:

               NUMBER                          UNREALIZED
   CONTRACT      OF       TRADE    SETTLEMENT  GAIN/(LOSS)
DESCRIPTION   CONTRACTS   PRICE       MONTH       (000)
-----------   ---------   -----       -----       -----

Large Cap Fund
S & P 500          2     $732.35    Dec. 1996      $ 26
S & P 500          2      734.50    Dec. 1996        24
S & P 500         17      759.25    Dec. 1996        (9)
                                                  -----
                                                   $ 41
                                                  =====
Small Cap Fund
S & P 500          8     $711.40    Dec. 1996      $187
S & P 500          3      705.75    Dec. 1996        79
S & P 500          3      706.75    Dec. 1996        77
S & P 500          2      705.35    Dec. 1996        53
                                                  -----
                                                   $396
                                                  =====
Core Fixed Income Fund
U.S. Long
  T-Bond           3    $ 110.43    Dec. 1996      $(17)
                                                  =====

               NUMBER                          UNREALIZED
   CONTRACT      OF       TRADE    SETTLEMENT  GAIN/(LOSS)
DESCRIPTION   CONTRACTS   PRICE       MONTH       (000)
-----------   ---------   -----       -----       -----

International Equity Fund
Australia
  Ords Index       7   $2,292.00    Dec. 1996      $ 13
Australia
  Ords Index       2    2,378.00    Dec. 1996        --
Australia
  Ords Index       1    2,395.00    Dec. 1996        --
Australia
  Ords Index       1    2,359.00    Dec. 1996         1
Australia
  Ords Index       1    2,350.00    Dec. 1996         1
Australia
  Ords Index       1    2,370.00    Dec. 1996        --
CAC 40 Index       9    2,121.00    Dec. 1996        68
CAC 40 Index       1    2,126.00    Dec. 1996         7
CAC 40 Index       1    2,142.00    Dec. 1996         7
CAC 40 Index       1    2,168.50    Dec. 1996         6
CAC 40 Index       2    2,180.50    Dec. 1996        11
CAC 40 Index       2    2,204.00    Dec. 1996         9
CAC 40 Index       2    2,143.50    Dec. 1996        12
CAC 40 Index       1    2,156.00    Dec. 1996         6
CAC 40 Index       4    2,231.00    Dec. 1996        14
DAX Index          1    2,641.50    Dec. 1996        14
DAX Index          2    2,648.00    Dec. 1996        27
DAX Index          1    2,645.00    Dec. 1996        14
DAX Index          1    2,665.00    Dec. 1996        12
DAx Index          1    2,736.00    Dec. 1996         8
DAX Index          1    2,742.00    Dec. 1996         7
DAX Index          1    2,686.00    Dec. 1996        11
DAX Index          2    2,742.00    Dec. 1996        14
FTSE 100 Index     3    3,944.00    Dec. 1996        16
FTSE 100 Index     4    4,002.00    Dec. 1996        11
FTSE 100 Index     2    4,014.00    Dec. 1996         5
FTSE 100 Index     1    3,972.00    Dec. 1996         4
FTSE 100 Index     1    3,992.00    Dec. 1996         3
FTSE 100 Index     2    4,072.00    Dec. 1996        --
FTSE 100 Index     2    4,088.00    Dec. 1996        (2)
FTSE 100 Index     1    3,970.00    Dec. 1996         4
FTSE100 Index      1    3,945.50    Dec. 1996         5

               NUMBER                          UNREALIZED
   CONTRACT      OF       TRADE    SETTLEMENT  GAIN/(LOSS)
DESCRIPTION   CONTRACTS   PRICE       MONTH       (000)
-----------   ---------   -----       -----       -----

Hang Seng
  Index            5   13,450.00    Dec. 1996      $  1
Hang Seng
  Index            3   13,449.00    Dec. 1996        --
IBEX 35
  Index          215    4,463.50    Dec. 1996        36
IBEX 35
  Index           78    4,478.50    Dec. 1996        12
IBEX 35
  Index            3    4,604.00    Dec. 1996        --
NIKKEI 225
  Index            8   20,545.00    Dec. 1996        20
NIKKEI 225
  Index            9   21,250.00    Dec. 1996        (5)
NIKKEI 225
  Index            4   21,305.00    Dec. 1996        (3)
NIKKEI 225
  Index            2   21,570.00    Dec. 1996        (4)
NIKKEI 225
  Index            2   21,575.00    Dec. 1996        (4)
NIKKEI 225
  Index            6   21,640.00    Dec. 1996       (14)
NIKKEI 225
  Index            5   21,705.00    Dec. 1996       (13)
NIKKEI 225
  Index            2   20,790.00    Dec. 1996         3
NIKKEI 225
  Index            3   20,515.00    Dec. 1996         8
NIKKEI 225
  Index            4   20,720.00    Dec. 1996         7
NIKKEI 225
  Index            1   21,385.00    Dec. 1996        (1)
                                                   ----
                                                   $351
                                                   ====